As filed with the U.S. Securities and Exchange Commission on May 28, 2025

Securities Act File No.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [_]

Post-Effective Amendment No. [_]

Calamos Investment Trust/IL

(Exact Name of Registrant as Specified in Charter)

2020 Calamos Court

Naperville, Illinois 60563

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (866) 363-9219

John P. Calamos, Sr.

Calamos Advisors LLC

2020 Calamos Court

Naperville, Illinois 60563

(Name and Address of Agent for Service)

With Copies to:

Paulita A. Pike Ropes & Gray LLP 191 North Wacker Drive, 32nd Floor Chicago, Illinois 60606	Rita Rubin Ropes & Gray LLP 191 North Wacker Drive, 32nd Floor Chicago, Illinois 60606

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective on June 27, 2025 pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Class A, Class C, and Class I shares of Calamos Growth and Income Fund, a series of the Registrant.

No filing fee is due because an indefinite number of shares has previously been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

CALAMOS INVESTMENT TRUST

Calamos Dividend Growth Fund

Notice of a Special Meeting of Shareholders
to Be Held on AUGUST 19, 2025

To the Shareholders:

Notice is hereby given that a Special Meeting of Shareholders (the “Meeting”) of Calamos Dividend Growth Fund (“Dividend Growth” or the “Target Fund”), a series of Calamos Investment Trust (the “Trust”) will be held on August 19, 2025 at [_], Central time, at the offices of Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563. The purpose of the Meeting is to consider and act upon the following proposal and to transact any other business that properly comes before the Meeting or any adjournment(s) thereof.

Proposal 1:	To approve an Agreement and Plan of Reorganization which provides for (i) the transfer of all the assets of Dividend Growth to Calamos Growth and Income Fund (“Growth and Income”) in exchange solely for shares of beneficial interest of Growth and Income and the assumption by Growth and Income of all the liabilities of Dividend Growth; and (ii) the distribution by Dividend Growth of all the shares of each class of Growth and Income received by Dividend Growth to the holders of shares of the corresponding class of Dividend Growth in complete liquidation and termination of Dividend Growth.

Proposal 2:	To transact other business that may properly come before the Meeting or any adjournments thereof.

The Board of Trustees of the Trust (“Board”) has fixed the close of business on June 20, 2025 as the record date for the determination of shareholders entitled to notice of and to vote at the Meeting or any adjournment thereof. The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournment(s) thereof.

Please carefully read the enclosed combined prospectus/proxy statement, as it discusses these proposals in more detail. All shareholders are cordially invited to attend the Meeting. In order to avoid delay and additional expense, and to assure that your shares are represented, please vote as promptly as possible, whether or not you plan to attend the Meeting. You may vote by mail, telephone or over the Internet. Just follow the instructions on the enclosed proxy card. If you have questions, please call the Target Fund’s proxy solicitor, EQ Fund Solutions, toll free at 1-800-758-5880. It is important that you vote. The Board recommends that you vote FOR the proposals.

Important Notice Regarding the Availability of Proxy Materials for the Meeting to be Held on August 19, 2025. This Notice and the Prospectus/Proxy Statement are available online at www.calamos.com.

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By order of the Board,

Erik D. Ojala
Vice President and Secretary

Calamos Dividend Growth Fund

(the “Target Fund”)

a series of

Calamos Investment Trust

2020 Calamos Court

Naperville, Illinois 60563

(866) 363-9219

Combined Prospectus/Proxy Statement

Dated July 3, 2025

This document is a proxy statement for the Calamos Dividend Growth Fund (“Dividend Growth” or the “Target Fund”) and a prospectus for Calamos Growth and Income Fund (“Growth and Income” or the “Acquiring Fund”) (each a “Fund, and together the “Funds”). This combined prospectus/proxy statement (“Prospectus/Proxy Statement”) is furnished in connection with the solicitation of proxies by the Board of Trustees (the “Board”) of Calamos Investment Trust, a Massachusetts business trust (the “Trust”), on behalf of the Target Fund for use at a Special Meeting of Shareholders (the “Meeting”) of the Target Funds to be held on August 19, 2025 at [_], Central time, at the offices of Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563 and at any and all adjournments thereof. This Prospectus/Proxy Statement contains information you should know before voting on the following proposals with respect to the Target Fund, as indicated below. You should read this document carefully and retain it for future reference.

Proposal 1: (the “Reorganization”)

To approve an Agreement and Plan of Reorganization entered into by the Trust, on behalf of the Target Fund and the Acquiring Fund, each a series of the Trust, and Calamos Advisors LLC (“Calamos” or the “Adviser”), the investment adviser to each Fund. Under the agreement, Dividend Growth will transfer all of its assets to Growth and Income in exchange solely for shares of the corresponding class of Growth and Income (as indicated below) and the assumption by Growth and Income of all of the liabilities of Dividend Growth in complete liquidation and termination of Dividend Growth. Shares of each class of Growth and Income will be distributed proportionately to shareholders of the relevant class of Dividend Growth.

Target Fund		Acquiring Fund
Class A	→	Class A
Class C	→	Class C
Class I	→	Class I

Proposal 2:

To transact other business that may properly come before the Meeting or any adjournments thereof.

Each Fund is a registered open-end management investment company (or a series thereof). The address of the principal executive office and telephone number of the Funds and the Trust is 2020 Calamos Court, Naperville, Illinois 60563, 866-363-9219.

The enclosed proxy and this Prospectus/Proxy Statement are first being sent to shareholders of the Target Fund on or about July 3, 2025. Shareholders of record as of the close of business on June 20, 2025 are entitled to vote at the Meeting and any adjournment(s) thereof.

If shareholders of the Target Fund fail to approve the Reorganization, the Board will consider what other actions, if any, may be appropriate.

Where to Get More Information

This Prospectus/Proxy Statement explains concisely the information about each Fund that you should know before voting on the Reorganization. Please read it carefully and keep it for future reference.

The following documents have been filed with the Securities and Exchange Commission (“SEC”) and are incorporated into this Prospectus/Proxy Statement by reference and also accompany this Prospectus/Proxy Statement:

(i)	The Statement of Additional Information dated July 3, 2025 relating to this Proxy Statement/Prospectus (File No. [XXX-XXXXX]);

(ii)	The Prospectus and Statement of Additional Information, as supplemented, dated February 28, 2025 for the Funds (File Nos. 33-19228 and 811-05443); and

(iii)	The audited annual financial statements for the period ending October 31, 2024 contained in the Trust’s Form N-CSR filing for each Fund (File Nos. 33-19228 and 811-05443).

No other parts of the documents referenced above are incorporated by reference herein.

Copies of the foregoing may be obtained without charge by calling or writing the Funds at the telephone number or address shown above or the Target Fund’s proxy solicitor, EQ Fund Solutions, toll free at 1-800-758-5880.

The Trust is subject to the informational requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, it must file certain reports and other information with the SEC. Proxy materials, reports, and other information filed by the Trust are available on the SEC’s website at http://www.sec.gov.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this
Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

How THE Reorganization Will Work

●	The Target Fund will transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund (“Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all of the Target Fund’s liabilities.

●	The Acquiring Fund will issue Acquiring Fund Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the Target Fund, less the liabilities it assumes from the Target Fund. Acquiring Fund Shares of each class will be distributed to the shareholders of the corresponding class of the Target Fund in proportion to their holdings of such class. For example, holders of Class A shares of the Target Fund will receive Class A shares of the Acquiring Fund with the same aggregate net asset value as the aggregate net asset value of their Target Fund Class A shares at the time of the Reorganization. While the aggregate net asset value of your shares will not change as a result of the Reorganization, the number of shares you hold may differ based on each Fund’s net asset value as of the date of the closing of the Reorganization.

●	Reorganization costs will be borne by Calamos for the Reorganization. Each Fund will bear its proportionate share of any transaction expenses, which typically include, but are not limited to, trade commissions, related fees and taxes.

●	The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes. Accordingly, it is expected that Target Fund shareholders will not and the Target Fund generally will not recognize gain or loss as a direct result of the Reorganization. At any time before the consummation of the Reorganization, a shareholder may redeem shares, likely resulting in recognition of gain or loss to such shareholder for U.S. federal income tax purposes. Certain other tax consequences are described in more detail in the section entitled “U.S. Federal Income Tax Consequences.”

●	The Target Fund may dispose of a portion of its portfolio assets in connection with the Reorganization. Any such sales will cause the Target Fund to incur transaction costs and may result in a taxable distribution of gains to shareholders.

●	As part of the Reorganization of the Target Fund, systematic transactions (such as bank authorizations and systematic payouts) currently set up for your Target Fund account may be transferred to your new Acquiring Fund account. Please contact your financial intermediary for additional details.

●	No shareholders of the Target Fund will pay any sales charge in connection with Acquiring Fund Shares acquired in connection with the Reorganization.

●	After the Reorganization is completed, Target Fund shareholders will be shareholders of the Acquiring Fund, and the Target Fund will be dissolved.

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Table of Contents

Summary	1

Why are you sending me this information?	1
What is a fund reorganization?	1
Is my vote important?	1
Why is the Reorganization being proposed?	1
What are the key features of the Reorganization?	1
After the Reorganization, what shares will I own?	2
How will the Reorganization affect me?	2
How do the Trustees recommend that I vote?	2
Will I be able to purchase, exchange and redeem shares and receive distributions in the same way?	2
How do the Funds’ investment objectives and principal investment strategies compare?	2
How do the Funds’ principal risks compare?	4
How do the Funds’ investment restrictions compare?	5
How do the Funds’ fees and expenses compare?	7
Portfolio Turnover	9
How do the Funds’ performance records compare?	9
Who will be the Adviser of my Fund after the Reorganization?	11
What will the advisory fees be after the Reorganization?	13
What will be the primary U.S. federal income tax consequences of the Reorganization?	13
What happens if the Reorganization is not approved?	14

Risks	15

Are the risk factors for the Funds similar?	15
What are the primary risks of investing in each Fund?	15
Information about the Reorganization	18
Agreements and Plans of Reorganization	19
U.S. Federal Income Tax Consequences	20
Pro Forma Capitalization	22
Distribution of Shares	22
Purchase and Redemption Procedures	23
Exchange Privileges	23
Dividend Policy	24

Comparative Information on Shareholders’ Rights	25

Form of Organization	25
Capitalization	25
Shareholder Liability	25
Shareholder Meetings and Voting Rights	25
Liquidation	26
Liability and Indemnification of Trustees	26

Information Concerning the Meeting and Voting Requirements	27

Shareholder Information	28
Control Persons and Principal Holders of Securities	28

Financial Statements	29
Other Business	29
Exhibit A Form of Agreement and Plan of Reorganization	A-1

Summary

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE
REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT
TO YOU. TO UNDERSTAND THE REORGANIZATION, YOU SHOULD READ THIS ENTIRE
PROSPECTUS/PROXY STATEMENT AND EXHIBIT A.

FOR MORE INFORMATION ABOUT THE ACQUIRING FUND, PLEASE CONSULT EXHIBIT B.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this combined prospectus/proxy statement (“Prospectus/Proxy Statement”), the Prospectuses and Statements of Additional Information relating to the Funds, the form of the Plan (as defined below), which are attached to this Prospectus/Proxy Statement as Exhibit A, and the additional information regarding the Acquired Fund attached as Exhibit B.

Why are you sending me this information?

Funds are required to obtain shareholder approval for certain kinds of changes, like the reorganization proposed in the enclosed Prospectus/Proxy Statement. As a shareholder of the Target Fund, you are being asked to vote on the reorganization.

What is a fund reorganization?

A fund reorganization involves one fund transferring all of its assets and liabilities to another fund in exchange for shares of such fund. Once completed, shareholders of the Target Fund will hold shares of the Acquiring Fund.

Is my vote important?

Absolutely! While the Board has reviewed the proposed Reorganization and recommends that you approve it, the proposal cannot go forward without the approval of shareholders of the Target Fund. The Target Fund will continue to contact its shareholders asking them to vote until it is sure that a quorum will be reached, and may continue to contact shareholders thereafter.

Why is the Reorganization being proposed?

Calamos proposed the Reorganization to the Board due to the Target Fund’s low probability of future asset growth and to expand the asset base of the Acquiring Fund to enable it to more easily achieve economies of scale. The Reorganization of the Target Fund into the Acquiring Fund will enable shareholders of the Target Fund to invest in a larger, potentially more efficient portfolio while continuing to pursue a similar but more flexible investment strategy.

What are the key features of the Reorganization?

The Agreement and Plan of Reorganization (the “Plan”) sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

●	the transfer of all of the assets of Dividend Growth to Growth and Income in exchange for Class A, Class C and Class I shares of Growth and Income;

●	the assumption by Growth and Income of all of the liabilities of Dividend Growth;

●	the liquidation and termination of Dividend Growth by distribution of Class A, Class C and Class I shares of Growth and Income to Dividend Growth’s shareholders; and

●	the structuring of the Reorganization in a manner intended to qualify as a tax-free reorganization for U.S. federal income tax purposes.

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Subject to the required shareholder approval, the Reorganization is expected to be completed on or about August 22, 2025.

After the Reorganization, what shares will I own?

If you own Class A, Class C or Class I shares of Dividend Growth, you will own Class A, Class C or Class I shares, respectively, of Growth and Income. The new shares you receive will have the same total value as your shares of Dividend Growth, as of the close of business on the day immediately before the Reorganization.

How will the Reorganization affect me?

It is anticipated that the Reorganization will result in operating efficiencies and potentially economies of scale in the future. As of March 31, 2025, Dividend Growth’s net assets were approximately $20 million and Growth and Income’s net assets were approximately $2,700 million. The Adviser also believes that a larger, combined fund will have a greater likelihood of gaining additional assets, which may lead to greater economies of scale. For more information about how total fund operating expenses of each Fund compare, please see the “How do the Funds’ fees and expenses compare?” section below.

After the Reorganization, the value of your shares will depend on the performance of the Acquiring Fund rather than that of the Target Fund. The Board believes that the Reorganization will benefit each of the Funds. The costs of the Reorganization, including the costs of the Meeting, the proxy solicitation or any adjourned session, are estimated to be $[142,000], and will be borne by the Adviser. The Fund will bear its proportionate share of any transaction expenses, which typically include, but are not limited to, trade commissions, related fees and taxes.

How do the Trustees recommend that I vote?

The Trustees of the Trust, including the Trustees who are not “interested persons” as such term is defined in the 1940 Act (the “Independent Trustees”), have concluded that the Reorganization is in the best interests of each of Dividend Growth and its shareholders, and that the shareholders’ interests will not be diluted as a result of the Reorganization. Accordingly, the Trustees have submitted the Plan for approval by the shareholders of Dividend Growth.

THE TRUSTEES RECOMMEND THAT YOU VOTE FOR THE PLAN AND THE REORGANIZATION CONTEMPLATED THEREBY

Will I be able to purchase, exchange and redeem shares and receive distributions in the same way?

The Reorganization will not affect your right to purchase and redeem shares, to exchange shares or to receive distributions. After the Reorganization, you will be able to purchase additional Class A, Class C and Class I shares, as applicable, of Growth and Income in the same manner as you did for your shares of Dividend Growth before the Reorganization. Please see “Distribution of Shares” below for more information about each share class. For more information, see also “Purchase and Redemption Procedures,” “Exchange Privileges” and “Dividend Policy” below.

How do the Funds’ investment objectives and principal investment strategies compare?

The following table provides a comparison of the Funds’ investment objectives and principal investment strategies, as set forth in the Prospectuses and Statements of Additional Information relating to the Funds. The Target Fund and the Acquiring Fund share the same primary benchmark, the S&P 500 Total Return Index, similar investment objectives and investment strategies, practices, and principal risks. Each Fund is a diversified management investment company, as that term is defined in the 1940 Act. Each of the Target Fund’s and Acquiring Fund’s strategies are similar in that each Fund seeks growth both in terms of capital appreciation and income. While the Target Fund is more specifically focused on investing in dividend-paying equities, the acquiring fund utilizes, in addition to the dividend-paying equities, convertible and fixed income securities, each Fund is expected to be income producing. Furthermore, while each Fund is U.S.-focused, each Fund may also invest up to 25% of its net assets in foreign equity securities. Both Funds utilize a top-down/bottom-up research process with the same investment team. Each Fund also able to utilize

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options to implement its strategy. As a result of the relative similarity of the Funds’ investment strategies, as of March 31, 2025, 73% of the portfolio holdings between the Funds overlapped.

ACQUIRING FUND	TARGET FUND
Investment Objective: Calamos Growth and Income Fund's investment objective is high long-term total return through growth and current income.	Investment Objective: Calamos Dividend Growth Fund's investment objective is to seek income and capital appreciation primarily through investments in dividend paying equities.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of convertible (including synthetic convertible), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Fund attempts to utilize these different types of securities to strike, in the investment adviser's opinion, the appropriate balance between risk and reward in terms of growth and income.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

The Fund may invest up to 25% of its net assets in foreign equity securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government.

The Fund attempts to keep a consistent balance between risk and reward over the course of different market cycles, through various combinations of stocks, bonds and/or convertible securities, to achieve what the

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes, if any) in dividend-paying equities (including common and preferred stocks and invests in units of Master Limited Partnerships ("MLPs"). Companies in certain economic sectors of the market have historically provided higher dividend yields than companies in other sectors and industries. Given the Fund's focus on dividend-paying securities, the Fund may, from time to time, have a greater exposure to these higher dividend-yield sectors and industries than the broader equity market.

The Fund may invest up to 25% of its net assets in foreign equity securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government. The Fund may invest in options in furtherance of its investment strategy.

The Fund may invest up to 25% of its net assets in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production and mining of

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Fund's investment adviser believes to be an appropriate blend for the then-current market. As the market environment changes, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. At some points in a market cycle, one type of security may make up a substantial portion of the portfolio, while at other times certain securities may have minimal or no representation, depending on market conditions. Interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds. The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. Consistent with the Fund's investment objective and principal investment strategies the Fund's investment adviser views the strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.

minerals and natural resources. By confining their operations to these specific activities, their interests or units, are able to trade on public securities exchanges similar to the shares of a corporation, without entity level taxation.

The Fund must notify shareholders at least 60 days prior to any change in its non-fundamental operating policy requiring that at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type suggested by the Fund’s name.

The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectuses and Statement of Additional Information of the Funds.

How do the Funds’ principal risks compare?

The following table compares the principal risks of an investment in each Fund. For additional information about each principal risk and other applicable risks, see the section titled “Risks” below.

RISKS	ACQUIRING FUND	TARGET FUND
American Depositary Receipts Risk	X
Convertible Securities Risk	X
Debt Securities Risk	X
Interest Rate Risk	X
Credit Risk	X
Default Risk	X
Equity Securities Risk	X	X
Foreign Securities Risk	X	X
Forward Foreign Currency Contract	X
Futures and Forward Contracts		X
Growth Stock Risk	X
High Yield Risk	X
Liquidity Risk	X	X
MLP Risk		X
MLP Tax Risk		X
MLP Liquidity Risk		X
Equity Securities of MLPs Risk		X
Options Risk	X	X
Portfolio Selection Risk	X	X
RIC Qualification Risk		X
Rule 144A Securities Risk	X	X
Sector Risk	X	X

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Securities Lending Risk	X	X
Small and Mid-Sized Company Risk	X
Synthetic Convertible Instruments Risk	X
Tax Risk	X	X

How do the Funds’ investment restrictions compare?

If the Reorganization occurs, the combined Fund will be subject to the fundamental and non-fundamental investment restrictions of the Acquiring Fund. Calamos does not believe that the differences between the investment policies of the Target Fund and the Acquiring Fund result in any material difference between the way the Funds have been managed and the way the combined Fund will be managed. A “fundamental” investment policy is one that may not be changed without a shareholder vote.

Each Fund’s fundamental investment restrictions are set forth below:

ACQUIRING FUND	TARGET FUND

The Fund may not: as to 75% of its assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities

The Fund may not: make any investment inconsistent with the Fund's classification as a diversified investment company under the 1940 Act if the Fund is classified as a diversified investment company
The Fund may not: acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer	Identical to the Acquiring Fund.

The Fund may not: act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act on disposition of securities acquired subject to legal or contractual restrictions on resale

Identical to the Acquiring Fund.

The Fund may not: invest more than 10% of the Fund's net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days

No corresponding investment restriction.
The Fund may not: purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts

The Fund may not: purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts, except that a Fund may enter into (a) futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities

The Fund may not: make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in repurchase agreements or (c) lending portfolio securities, provided, however, that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan)

Identical to the Acquiring Fund.

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The Fund may not: borrow, except that the Fund may (a) borrow up to 10% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income (the total of reverse repurchase agreements and such borrowings will not exceed 10% of total assets, and the Fund will not purchase securities when its borrowings exceed 5% of total assets) and (b) enter into transactions in options

The Fund may not: borrow, except from banks, other affiliated funds and other entities to the extent permitted under the 1940 Act

The Fund may not: invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities

Identical to the Acquiring Fund.
The Fund may not: issue any senior security	The Fund may not: issue any senior security, except to the extent permitted under the 1940 Act

In addition, the investment objective of each Fund may not be changed without the approval of a "majority of the outstanding" shares of that Fund, as defined in the "1940 Act".

The Funds are also subject to the following non-fundamental policies:

(a)  no Fund may invest in shares of other open-end investment companies, except as permitted by the 1940 Act;

(b)  no Fund may invest in companies for the purpose of exercising control or management;

(c)  no Fund may purchase securities on margin (except for use of such short-term credits as are necessary for the clearance of transactions, including transactions in options, futures and options on futures), or participate on a joint or a joint and several basis in any trading account in securities, except in connection with transactions in options, futures and options on futures;

(d)  no Fund may make short sales of securities, except that the Fund may make short sales of securities (i) if the Fund owns an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such securities, (ii) other than those described in clause (i), provided that no more than 20% of its net assets would be deposited with brokers as collateral or allocated to segregated accounts in connection with all outstanding short sales other than those described in clause (i);

(e)  no Fund may invest more than 25% of its net assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by ADRs and securities guaranteed by a U.S. person);

(f)  With respect to Dividend Growth Fund, the Fund may not invest more than 15% under regulatory rules (or 10% in the case of Growth and Income Fund) of the Fund's net assets (taken at market value at the time of each purchase) in illiquid investments that are assets, including repurchase agreements maturing in more than seven days;

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(g)  With respect to Growth and Income Fund, consistent with the Fund's investment objective and principal investment strategies the Fund's investment adviser views the strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles;

The non-fundamental investment restrictions above may be changed by the Board without shareholder approval.

How do the Funds’ fees and expenses compare?

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding Class A, Class C and Class I shares of each of the Funds. The column entitled “Growth and Income (Pro Forma)” shows you what fees and expenses are estimated to be, assuming the Reorganization takes place.

The amounts listed for Class A, Class C and Class I of Dividend Growth and Class A, Class C, and Class I of Growth and Income set forth in the following tables and in the examples, are based on the expenses for the 12-month period ended October 31, 2024. The amounts for Class A, Class C, and Class I shares of Growth and Income (Pro Forma) set forth in the following tables and in the examples are based on what the estimated expenses of Growth and Income would have been for the 12-month period ended October 31, 2024 assuming the Reorganization had taken place on November 1, 2024.

As shown in the tables below, Growth and Income has lower management fees than Dividend Growth. Dividend Growth pays a management fee accrued daily at an annual rate of 1.00% of its first $500 million of net assets, which progressively declines to an annual rate of 0.80% on its net assets in excess of $6 billion. Growth and Income pays a management fee accrued daily at an annual rate of 0.75% of its first $500 million of net assets, which progressively declines to an annual rate of 0.65% on its net assets in excess of $1 billion. In addition, as shown in the tables below, if the Reorganization is approved, it is expected the total gross and net operating expense ratios of the Growth and Income will be lower than the total gross and net operating expense ratios of the Target Portfolio.

Shareholders of the Funds are subject to the same sales charges (load) as shown in the table below.

	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None

Class A Fees and Expenses (as a percentage of average daily net assets)

	Dividend Growth Class A	Growth and Income Class A	Growth and Income (Pro Forma) Class A
Management Fees	1.00%	0.68%	0.68%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.74%	0.12%	0.12%
Total Annual Fund Operating Expenses	1.99%	1.05%	1.05%
Less: Expense Reimbursement	(0.64%)(a)	—	—
Total Annual Fund Operating Expenses After Expense Reimbursement	1.35%	1.05%	1.05%

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Class C Fees and Expenses (as a percentage of average daily net assets)

	Dividend Growth Class C	Growth and Income Class C	Growth and Income (Pro Forma) Class C
Management Fees	1.00%	0.68%	0.68%
Distribution and Shareholder Servicing (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.74%	0.12%	0.14%
Total Annual Fund Operating Expenses	2.74%	1.80%	1.80%
Less: Expense Reimbursement	(0.64%)(a)	—	—
Total Annual Fund Operating Expenses After Expense Reimbursement	2.10%	1.80%	1.80%

Class I Fees and Expenses (as a percentage of average daily net assets)

	Dividend Growth Class I	Growth and Income Class I	Growth and Income (Pro Forma) Class I
Management Fees	1.00%	0.68%	0.68%
Distribution and Shareholder Servicing (12b-1) Fees	None	None	None
Other Expenses	0.74%	0.12%	0.13%
Total Annual Fund Operating Expenses	1.74%	0.80%	0.80%
Less: Expense Reimbursement	(0.64%)(a)	—	—
Total Annual Fund Operating Expenses After Expense Reimbursement	1.10%	0.80%	0.80%

(a)	The Fund's Investment Adviser has contractually agreed to reimburse Fund expenses through March 1, 2027 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors LLC ("Calamos Advisors"), such as litigation costs, of Class A, Class C, and Class I are limited to 1.35%, 2.10%, and 1.10% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in the Growth and Income, Dividend Growth and the combined fund (pro forma), assuming the Reorganization takes place, with the cost of investing in other funds. The examples assume a 5% average annual return and that you reinvest all of your dividends. The following tables also assume that total annual operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through March 1, 2027 only. The examples are for illustration only, and your actual costs may be higher or lower.

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Examples of Fund Expenses

	Class A (Redemption/No Redemption)
	One Year	Three Years	Five Years	Ten Years
Dividend Growth	$606	$1,010	$1,440	$2,632
Growth and Income	$577	$793	$1,027	$1,697
Growth and Income (Pro Forma)	$577	$793	$1,027	$1,697

	Class C (Redemption)
	One Year	Three Years	Five Years	Ten Years
Dividend Growth	$313	$789	$1,392	$3,024
Growth and Income	$283	$566	$975	$2,116
Growth and Income (Pro Forma)	$283	$566	$975	$2,116

	Class C (No Redemption)
	One Year	Three Years	Five Years	Ten Years
Dividend Growth	$213	$789	$1,392	$3,024
Growth and Income	$183	$566	$975	$2,116
Growth and Income (Pro Forma)	$183	$566	$975	$2116

	Class I (Redemption/No Redemption)
	One Year	Three Years	Five Years	Ten Years
Dividend Growth	$112	$485	$883	$1,998
Growth and Income	$82	$255	$444	$990
Growth and Income (Pro Forma)	$82	$255	$444	$990

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Funds’ performance. During the most recent fiscal year, Dividend Growth’s portfolio turnover rate was 24% of the average value of its portfolio and Growth and Income’s portfolio turnover rate was 28% of the average value of its portfolio.

How do the Funds’ performance records compare?

The following charts show how the Class I shares of each Fund have performed in the past. Past performance, before and after taxes, is not an indication of future results.

Year-by-Year Total Return (%)

The charts below show the percentage gain or loss in each full calendar year for the Class I shares of each Fund.

These charts should give you a general idea of the risks of investing in each Fund by showing how the Fund’s return has varied from year to year. These charts include the effects of Fund expenses. Each Fund’s average annual returns in the charts below do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. Each Fund can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

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Dividend Growth – Class I* Annual Total Return for Years Ended 12.31

Highest Quarterly Return (6.30.2020):	20.97%
Lowest Quarterly Return (3.31.2020):	-19.72%

Year-to-date performance (through March 31, 2025) is -5.29%

Growth and Income – Class I* Annual Total Return for Years Ended 12.31

Highest Quarterly Return (6.30.2020):	20.08%
Lowest Quarterly Return (3.31.2020):	-16.25%

Year-to-date performance (through March 31, 2025) is -4.63%

The next set of tables lists the average annual total return by class of each Fund, as applicable, for the past one, five and ten years and since inception (through December 31, 2024). These tables include the effects of sales charges (where applicable) as well as fund expenses and are intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with appropriate widely recognized indexes of securities, descriptions of which can be found following the table. Each Fund compares its performance to the S&P 500® Total Return Index. Growth and Income also compares its performance to the ICE BofA All U.S. Convertibles EX Mandatory Index, which represents the U.S. convertible market excluding mandatory convertibles. An index does not reflect fees, expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the periods ended 12/31/24)

Dividend Growth	1 Year Ended	5 Years Ended	10 Years Ended	Since Inception
Class A shares				08/05/13
Load Adjusted Return Before Taxes	18.04%	12.46%	11.33%	10.65%
Class C Shares				08/05/13
Load Adjusted Return Before Taxes	21.99%	12.70%	11.05%	10.30%
Class I shares				08/05/13
Load Adjusted Return Before Taxes	24.20%	13.84%	12.17%	11.41%

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Dividend Growth	1 Year Ended	5 Years Ended	10 Years Ended	Since Inception
Load Adjusted Returns After Taxes on Distributions*	23.44%	12.57%	10.78%	10.07%
Load Adjusted Returns After Taxes on Distributions and Sale of Fund Shares	14.84%	10.85%	9.67%	9.08%
S&P 500® Total Return Index(1)	25.02%	14.53%	13.10%	13.52%

Growth and Income	1 Year Ended	5 Years Ended	10 Years Ended	Since Inception
Class A shares				09/22/88
Load Adjusted Return Before Taxes	14.89%	10.81%	9.88%	10.96%
Class C Shares				08/05/96
Load Adjusted Return Before Taxes	18.72%	11.06%	9.59%	9.79%
Class I shares				09/18/97
Load Adjusted Return Before Taxes	20.93%	12.18%	10.69%	10.08%
Load Adjusted Returns After Taxes on Distributions*	19.27%	10.81%	8.98%	8.37%
Load Adjusted Returns After Taxes on Distributions and Sale of Fund Shares	13.24%	9.42%	8.17%	7.97%
S&P 500® Total Return Index(1)	25.02%	14.53%	13.10%	8.91%(2)
ICE BofA All U.S. Convertibles EX Mandatory Index(2)	10.73%	9.91%	9.57%	8.30%(2)

(1)	All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
(2)	The ICE BofA All U.S. Convertibles EX Mandatory Index represents the U.S. convertible market excluding mandatory convertibles. The ICE BofA All U.S. Convertibles EX Mandatory Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests

* Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

For a detailed discussion of the manner of calculating total return, please see the Funds’ Statements of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.

Who will be the Adviser of my Fund after the Reorganization?

Each Fund is advised by Calamos Advisors, 2020 Calamos Court, Naperville, Illinois 60563.

Calamos Advisors, an investment adviser registered with the SEC effective May 29, 1987, is a wholly owned subsidiary of Calamos Investments LLC ("CILLC"). CILLC's assets under management as of December 31, 2024, were $40 billion ($38 billion of which represented Calamos Advisors' assets under management). Calamos Asset Management, Inc. ("CAM") is the sole manager of CILLC. As of December 31, 2024, approximately 22.2% of the outstanding interests of CILLC was owned by CAM and the remaining approximately 77.8% of CILLC was owned by Calamos Partners LLC ("CPL") and John P. Calamos, Sr. CAM was owned by John P. Calamos, Sr. and John S. Koudounis, and CPL was owned by John S. Koudounis and Calamos Family Partners, INC. ("CFP"). CFP was beneficially owned by members of the Calamos family, including John P. Calamos, Sr.

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Subject to the overall authority of the Board, Calamos Advisors provides continuous investment supervision and management to the Funds under a management agreement and also furnishes office space, equipment and management personnel.

Portfolio Management

Growth and Income

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH THE ADVISER

John P. Calamos, Sr. (President, Chairman)	since Fund's inception	Founder, Chairman, and Global CIO
R. Matthew Freund	8 years	SVP, Sr. Co-Portfolio Manager
John Hillenbrand	21 years	SVP, Sr. Co-Portfolio Manager
Eli Pars	11.5 years	SVP, Sr. Co-Portfolio Manager
Jon Vacko	21 years	SVP, Sr. Co-Portfolio Manager
Joe Wysocki	10 years	SVP, Sr. Co-Portfolio Manager
Dino Dussias	2 years	SVP, Associate Portfolio Manager

John P. Calamos, Sr. John P. Calamos, Sr. serves as President and Trustee of the Calamos Investment Trust ("Trust") and for Calamos Advisors: Founder, Chairman and Global Chief Investment Officer ("Global CIO") since August 2016; Chairman and Global CIO from April to August 2016; Chairman, Chief Executive Officer and Global Co-CIO between April 2013 and April 2016; Chief Executive Officer and Global Co-CIO between August 2012 and April 2013; and Chief Executive Officer and Co-CIO prior thereto.

R. Matthew Freund. R. Matthew Freund joined Calamos Advisors in November 2016 as a Co-CIO, Head of Fixed Income Strategies, as well as a Senior Co-Portfolio Manager. Previously, he was SVP of Investment Portfolio Management and Chief Investment Officer at USAA Investments since 2010.

John Hillenbrand. John Hillenbrand joined Calamos Advisors in 2002 and since September 2015 is a Co-CIO, Head of Multi-Asset Strategies and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager. From March 2013 to September 2015 he was a Co-Portfolio Manager. Between August 2002 and March 2013 he was a senior strategy analyst.

Eli Pars. Eli Pars joined Calamos Advisors in May 2013 and has been Co-CIO, Co-Head of Alternative Strategies (since July 2024; previously served as Head of Alternative Strategies from September 2015 to June 2024) and Co-Head of Convertible Strategies, as well as a Senior Co- Portfolio Manager, since September 2015. Between May 2013 and September 2015, he was a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012.

Jon Vacko. Jon Vacko joined Calamos Advisors in 2000 and has been a Senior Co-Portfolio Manager since September 2015. Previously, he was a Co-Portfolio Manager from August 2013 to September 2015; prior thereto he was a Co-Head of Research and Investments from July 2010 to August 2013.

Joe Wysocki. Joe Wysocki joined Calamos Advisors in October 2003 and since February 2021 is a Senior Co-Portfolio Manager. Previously, he was a Co-Portfolio Manager from March 2015 to February 2021; a sector head from March 2014 to March 2015; a Co-Portfolio Manager from March 2013 to March 2014; and a senior strategy analyst from February 2007 and March 2013.

Dino Dussias. Dino Dussias joined Calamos Advisors in October 1995 and since February 2023 has been an Associate Portfolio Manager. From May 1997 to August 2013, he served in various analyst roles. He served as Sector Head - Industrials from August 2013 to August 2015, Sector Head from September 2015 to December 2017, and Sector Head-US Industrials/Utilities from December 2017 to January 2023.

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The Funds' statement of additional information provides additional information about the portfolio managers, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.

What will the advisory fees be after the Reorganization?

Growth and Income

For its management and supervision of the daily business affairs of Growth and Income, the Adviser is entitled to receive a monthly fee that is accrued daily against the value of Growth and Income’s net assets at an annual rate of 0.75% on the first $500 million, 0.70% on the next $500 million and 0.65% on average daily net assets in excess of $1 billion.

Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of Growth and Income, as a percentage of the average net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class C shares, and 1.50% for Class I shares. For purposes of these expense limitation agreements, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors), such as litigation costs. This expense limitation agreement is binding on Calamos Advisors through March 1, 2027. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

What will be the primary U.S. federal income tax consequences of the Reorganization?

The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes and will not take place unless the Funds receive an opinion from the law firm of Ropes & Gray LLP substantially to the effect that, for federal income tax purposes, the Reorganization contemplated by the Plan will qualify as a tax-free reorganization described in section 368(a)(1) of the Code, and that each Fund will be “a party to a reorganization,” within the meaning of section 368(b) of the Code.

If the Reorganization qualifies as a tax-free reorganization and each of the Funds is a party to a reorganization, as described above, then, as a result, for U.S. federal income tax purposes, no gain or loss will be recognized by the Target Fund or its shareholders (subject to the limited exceptions described below under “U.S. Federal Income Tax Consequences”) as a direct result of receiving shares of the Acquiring Fund in connection with the Reorganization. The holding periods and aggregate tax bases of shareholders’ shares of Acquiring Fund that are received by the shareholders of the Target Fund will be the same as the holding periods and aggregate tax bases of their shares of the Target Fund previously held by such shareholders, provided that such shareholders hold their shares of the Target Fund as capital assets. In addition, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Target Fund in exchange for shares of the Acquiring Fund, and the assumption by the Acquiring Fund of the liabilities of the Target Fund, and the holding periods and tax bases of the assets of the Target Fund in the hands of the Acquiring Fund as a result of the Reorganization will be the same as in the hands of the Target Fund immediately prior to the Reorganization.

A portion of the portfolio assets of the Target Fund may be sold in connection with the Reorganization. The actual tax effect of such sales will depend on the difference between the price at which such portfolio assets are sold and the tax basis of the Target Fund in such assets. Any capital gains recognized in any such sales on a net basis, after reduction by any capital losses, will be distributed to shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

Because the Reorganization will end the tax year of the Target Fund, it may accelerate distributions to shareholders from the Target Fund for its short tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable and will include any capital gains resulting from portfolio turnover before the consummation of the Reorganization that were not previously distributed. If such assets are sold after the Reorganization, any net capital

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gains will be distributed to shareholders of Acquiring Fund, including existing shareholders and shareholders of the Target Fund who become shareholders of Acquiring Fund as a result of the Reorganization.

What happens if the Reorganization is not approved?

If the Reorganization is not approved by shareholders, the Board will take such actions as it deems to be in the best interests of the Target Fund, which may include additional solicitation, continuing to operate the Target Fund as a stand-alone fund, or liquidating the Target Fund.

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Risks

Are the risk factors for the Funds similar?

The risk factors of Dividend Growth and Growth and Income contain some overlap. Although the Funds share some of the same principal risks, and Growth and Income has more principal risks than Dividend Growth. The risks of Growth and Income are described in greater detail in that Fund’s Prospectuses and Statement of Additional Information.

What are the primary risks of investing in each Fund?

An investment in each Fund is subject to certain risks. There is no assurance that investment performance of any Fund will be positive or that the Funds will meet their investment objectives. The following disclosure highlights the primary risks associated with investment in each of the Funds.

Each Fund subject to the following Principal Risks: Equity Securities Risk, Foreign Securities Risk, Options Risk, Portfolio Selection Risk, Rule 144A Securities Risk, Sector Risk, Securities Lending Risk and Tax Risk.

●	Equity Securities Risk. The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

●	Foreign Securities Risk. Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

●	Options Risk. The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange- listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.

●	Portfolio Selection Risk. The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry, or sector or about market movements is incorrect.

●	Rule 144A Securities Risk. The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund's assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

●	Sector Risk. To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

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●	Securities Lending Risk. The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

●	Tax Risk. The U.S. federal income tax treatment of convertible securities or other securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could cause the Fund to fail to qualify as such.

In addition, Dividend Growth is subject to Futures and Forward Contracts Risk, Master Limited Partnerships (MLP) Risk, MLP Tax Risk, MLP Liquidity Risk, Equity Securities of MLPs Risk and RIC Qualification Risk.

●	Futures and Forward Contracts Risk. Futures contracts provide for the future sale by one party and purchase by another of a specific asset at a specific time and price (with or without delivery required). Futures contracts are standardized contracts traded on a recognized exchange. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Futures and forward contracts are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

●	Master Limited Partnerships (MLP) Risk. Investments in securities of MLPs involve risk that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to the potential conflicts of interest between the MLP and the MLP's general partners, cash flow risks, dilution risks and risks related to the general partners right to require unit holders to sell their common units at an undesirable time or price..

●	MLP Tax Risk. MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnerships' income, gains, losses, deductions and credits. A change in current tax law, or a change in the underlying business of an MLP, could result in an MLP being treated as a corporation, instead of a partnership, for U.S. federal income tax purposes, which would result in such MLP being required to pay income tax on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP, potentially reducing the value of the Fund's investment and consequently your investment in the Fund.

●	MLP Liquidity Risk. Although common units of MLPs trade on the NYSE, the NASDAQ and Amex, certain MLP securities trade less frequently than those of larger companies due to their smaller capitalization. As a result, the price of such MLPs may display abrupt and erratic movements at times. Additionally it may be more difficult for the Fund to buy and sell significant amounts of such securities without unfavorable impact on prevailing market process. As a result, these securities may be difficult to dispose of at a fair price when the Adviser desires to do so. This may adversely affect the Fund's ability to take advantage of other market opportunities or make dividend distributions.

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●	Equity Securities of MLPs Risk. MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

●	RIC Qualification Risk. To qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund's MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund's total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund's MLP investments exceed this 25% limitation, due to other portfolio activity, the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund's net assets, the amount of income available for distribution and the amount of Fund distributions.

In addition, Dividend Growth is subject to American Depositary Receipts Risk, Convertible Securities Risk, Debt Securities Risk, Foreign Forward Currency Contract Risk, Growth Stock Risk, High Yield Fixed Income Risk, Liquidity Risk, Small and Mid-Sized Company Risk and Synthetic Convertible Instruments Risk.

●	American Depositary Receipts Risk. The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

●	Convertible Securities Risk. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value.

●	Debt Securities Risk. Debt securities are subject to various risks, including interest rate risk, credit risk and default risk.

●	Foreign Forward Currency Contract Risk. Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund's holdings.

●	Growth Stock Risk. Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

●	High Yield Fixed Income Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

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●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

●	Small and Mid-Sized Company Risk. Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

●	Synthetic Convertible Instruments Risk. The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Please refer to each Fund’s Prospectuses and Statement of Additional Information for more information on risks.

Information about the Reorganization

At a regular meeting of the Trust’s Board held on April 11, 2025, all of the Trustees of the Trust on behalf of the Target Fund, including the Independent Trustees, considered and approved the Reorganization as set forth in the Plan. They determined that the Reorganization is in the best interests of the Target Fund and its shareholders, and that the interests of existing shareholders of the Target Fund will not be diluted as a result of the transactions contemplated by the Reorganization. Before approving the Plan, the Trustees evaluated extensive information provided by the management of the Funds and reviewed various factors about the Funds and the proposed Reorganization.

The Trustees noted that the Target Fund and the Acquiring Fund share the same primary benchmark, have similar investment objectives, investment strategies and practices. They also noted that the Target Fund and the Acquiring Fund share many of the same principal risks. They considered that the Acquiring Fund has a lower management fee and a lower gross expense ratio on a per class basis than the Target Fund. They also noted that the Acquiring Fund’s net asset levels are substantially greater than those of the Target Fund. The Trustees also considered that the portfolio holdings of each Fund are similar, and following the Reorganization, the portfolio would most closely resemble that of the Acquiring Fund.

In addition, the Trustees considered, among other things:

●	the terms and conditions of the Reorganization;

●	the fact that the Reorganization would not result in the dilution of shareholders’ interests;

●	the fact that the Adviser will bear all of the expenses incurred in connection with the Reorganization. Each Fund will bear its proportionate share of any transaction expenses, which typically include, but are not limited to, trade commissions and related fees;

●	the benefits to shareholders, including from operating efficiencies, which may be achieved from combining the Funds;

●	the fact that the Acquiring Fund will assume all of the liabilities of the Target Fund;

●	the fact that the Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes; and

●	alternatives available to shareholders of the Target Fund, including the ability to redeem their shares, through a taxable event.

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During their consideration of the Reorganization, the Independent Trustees of the Trust consulted with their independent counsel, as appropriate.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of the Trust, including a majority of the Independent Trustees, concluded that the proposed Reorganization would be in the best interests of the Target Fund and the interests of the shareholders of the Target Fund will not be diluted as a result of the Reorganization. Consequently, they approved the Plan and directed that the Plan be submitted to the shareholders of the Target Fund for approval.

The Trustees of the Trust have also approved the Plan on behalf of the Acquiring Fund, after concluding that the proposed Reorganization would be in the best interests of the Acquiring Fund and its shareholders.

Agreement and Plan of Reorganization

The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Proxy Statement).

The Plan provides that all of the assets of Dividend Growth will be acquired by Growth and Income in exchange for Class A, Class C and Class I shares of Dividend Growth and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, on or about August 22, 2025, or such other date as may be agreed upon by the parties (the “Closing Date”). The Target Fund will prepare a trial balance for the purpose of calculating a final net asset value prior to the Reorganization.

At or prior to the Closing Date, the Target Fund will declare a distribution or distributions that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any prior period to the extent such distribution is eligible to be treated as paid in respect of such prior period.

The number of full and fractional shares of each class of the Acquiring Fund to be received by the shareholders of the Target Fund will be determined by dividing the net assets of the Target Fund by the net asset value of a share of the Acquiring Fund. These computations will take place as of immediately after the close of business on the New York Stock Exchange (“NYSE”) and after the declaration of any dividends at or prior to the Closing Date (the “Valuation Date”). The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

State Street Bank and Trust Company will compute the value of each Fund’s respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the respective Prospectus and Statement of Additional Information of the Acquiring Fund, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC’s Division of Investment Management.

Immediately after the transfer of its assets to the Acquiring Fund, the Target Fund will liquidate and distribute pro rata to the shareholders as of the close of business on the Closing Date the full and fractional shares of the Acquiring Fund received by the Target Fund.

The liquidation and distribution will be accomplished by the establishment of accounts in the names of the Target Fund’s shareholders on the share records of the Acquiring Fund or its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Acquiring Fund due to the Target Fund’s shareholders. All issued and outstanding shares of the Target Fund will be canceled. The shares of the Acquiring Fund to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, the Target Fund will be terminated as a series of the Trust.

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The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval by the Target Fund’s shareholders, accuracy of various representations and warranties and receipt of opinions of counsel. Notwithstanding approval of the Target Fund’s shareholders, the Plan may be terminated by the mutual agreement of the parties and such termination may be effected by the Trust’s President or Vice President without further action by the Board. In addition, the Fund may, at its option, terminate the Plan at or before the Closing due to: (a) a breach by any other party of any representation, warranty, or agreement contained herein to be performed at or before the Closing, if not cured within 30 days; (b) a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or (c) a determination by the Board that the consummation of the transactions contemplated herein is not in the best interests of the Target Fund or Acquiring Fund.

The expenses relating to the proposed Reorganization, whether or not consummated, which are incurred by the Target Fund and the Acquiring Fund, will be borne and paid by the Adviser.

If the Target Fund’s shareholders do not approve the Reorganization, the Trustees of the Trust will consider other possible courses of action in the best interests of the Target Fund and its shareholders, including liquidation.

U.S. Federal Income Tax Consequences

The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under section 368(a)(1) of the Code. As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Ropes & Gray LLP (which opinion will be subject to certain qualifications) substantially to the effect that, for federal income tax purposes and based upon certain facts, assumptions, and representations, and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, generally for U.S. federal income tax purposes:

1.	The transaction contemplated by the Plan will constitute a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

2.	Under Sections 361 and 357 of the Code, the Target Fund will not recognize gain or loss upon (i) the transfer of all its assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund or (ii) the distribution of Acquiring Fund Shares by the Target Fund to its shareholders in liquidation, except for (A) any gain or loss recognized on (1) “Section 1256 contracts” as defined in Section 1256(b) of the Code or (2) stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (B) any other gain or loss required to be recognized by reason of the reorganization (1) as a result of the closing of the tax year of Target Fund, (2) upon the termination of a position, or (3) upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;

3.	Under Section 1032 of the Code, the Acquiring Fund will not recognize gain or loss upon receipt of the assets of the Target Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all liabilities and obligations of the Target Fund;

4.	Under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Target Fund transferred to the Acquiring Fund will be the same as the Target Fund’s tax basis of such assets immediately prior to the transfer, adjusted for any gain or loss required to be recognized as described in (2) above;

5.	Under Section 1223(2) of the Code, the Acquiring Fund’s holding periods for the assets it receives from the Target Fund, other than certain assets with respect to which gain or loss is required to be recognized as described in (2) above, will include the periods during which such assets were held or treated for U.S. federal income tax purposes as being held by the Target Fund;

6.	Under Section 354 of the Code, the Target Fund’s shareholders will not recognize gain or loss upon the exchange of all of their shares of the Target Fund for Acquiring Fund Shares;

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7.	Under Section 358 of the Code, the aggregate tax basis of Acquiring Fund Shares received by a shareholder of the Target Fund will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor;

8.	Under Section 1223(1) of the Code, a Target Fund shareholder’s holding period for Acquiring Fund Shares received will include the shareholder’s holding period for the Target Fund shares exchanged therefor, provided the shareholder held such Target Fund shares as capital assets on the date of the exchange; and

9.	The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated, but does not qualify as a tax-free reorganization under the Code, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in Target Fund shares and the fair market value of the shares of the Acquiring Fund received. Shareholders of the Target Fund should consult their tax advisers regarding the effect of the Reorganizations in light of their individual circumstances.

A portion of the portfolio assets of the Acquiring Fund and Target Fund may be sold at any time before or after the Reorganization. The actual tax effect of any such sales would depend on the difference between the price at which such portfolio assets were sold and the tax basis in such assets of the Fund making the sale. Any capital gains recognized in these sales on a net basis, after reduction by any available capital losses, will be distributed to shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders. The Reorganization will end the tax year of the Target Fund, and potentially will accelerate any distributions to shareholders from the Target Fund for its short tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable and will include any undistributed capital gains resulting from portfolio turnover prior to the Reorganization.

Prior to the closing of the Reorganization, the Target Fund will, and the corresponding Acquiring Fund may, declare a distribution to shareholders, which, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization, and may include undistributed income or gains from prior years. These distributions will be taxable to shareholders, and such distributions by the Target Fund will include any distributable, but undistributed, capital gains resulting from portfolio turnover prior to the Reorganization. A Fund’s ability to carry forward capital losses and to use them to offset future gains may be limited as a result of its Reorganization. First, “pre-acquisition losses” of the Target Fund and Acquiring Fund (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become unavailable to offset gains of each combined fund to the extent such losses exceed an annual limitation amount. Second, an Acquiring or Target Fund’s pre-acquisition losses cannot be used to offset unrealized gains in the corresponding fund that are “built in” at the time of the Reorganization and that exceed certain thresholds (“non-de minimis built-in gains”) for five tax years. Third, the Target Fund’s loss carryforwards, as limited under the previous two rules, are permitted to offset only that portion of the income of the corresponding Acquiring Fund for the taxable year of the Reorganization that is equal to the portion of such Acquiring Fund’s taxable year that follows the date of the Reorganization (prorated according to number of days). Therefore, in certain circumstances, shareholders of each fund may pay taxes sooner, or pay more taxes, than they would have had the Reorganization not occurred.

In addition, each combined Fund will have tax attributes that reflect a blending of the tax attributes of the Target and Acquiring Fund at the time of their Reorganization (including as affected by the rules described above). Therefore, the shareholders of the Target Fund will receive a proportionate share of any unrealized gains in the combined Fund’s assets, as well as any taxable income or gains realized by the corresponding Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such income or gains are eventually distributed by the Acquiring Fund. As a result, shareholders of the Target Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, any pre-acquisition losses of the Target Fund (whether realized

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or unrealized) remaining after the operation of the limitation rules described above will become available to offset capital gains realized by the combined Fund after the Reorganization and thus may reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization, such that the benefit of those losses to Target Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganization not occurred.

The realized and unrealized gains and losses of each Fund at the time of the Reorganization will determine the extent to which the combining Funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier or in greater amounts than would have been the case absent the Reorganization. The effect of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each Fund at the time of the Reorganization and thus cannot be calculated precisely prior to the Reorganization.]

Pro Forma Capitalization

The following table sets forth the capitalization of the Funds as of March 31, 2025, and the capitalization of the Acquiring Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data for the Reorganization reflects an exchange ratio of approximately 0.3875 Class A shares, 0.3623 Class C shares and 0.4120 Class I shares of Growth and Income for each Class A, Class C and Class I shares, respectively, of Dividend Growth.

Capitalization of Dividend Growth, Growth and Income, and Growth and Income (Pro Forma)

as of March 31, 2025

	Dividend Growth	Growth and Income	Adjustments	Growth and Income (Pro Forma) After Reorganization

Net Assets (in 000s)
Class A	$6,935	$1,310,841	-	$1,317,776
Class C	$2,640	$106,014	-	$108,654
Class I	$10,765	$1,279,631	-	$1,290,396
Total Net Assets	$20,340	$2,696,486	-	$2,716,826
Net Asset Value Per Share
Class A	$17.97	$46.38	-	$46.38
Class C	$16.80	$46.37	-	$46.37
Class I	$18.09	$43.91	-	$43.91
Shares Outstanding (in 000s)
Class A	$386	$28,264	(237)	$28,413
Class C	$157	$2,286	(100)	$2,343
Class I	$595	$29,145	(353)	$29,387
Total Shares Outstanding	$1,138	$59,695	(690)	$60,143

The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Distribution of Shares

Calamos Financial Services LLC (“CFS”), an affiliate of the Adviser, serves as the national distributor of the Funds’ shares. CFS distributes the Funds’ shares either directly or through securities dealers or agents or bank-affiliated securities brokers. Dividend Growth is authorized to issue three share classes (Class A, Class C and Class I) and Growth and Income is authorized to issue five share classes (Class A, Class C, Class I and Class R6). Each class of shares for the Funds has a separate distribution arrangement and bears its own distribution expenses, if any.

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Shareholders of Dividend Growth owning Class A, Class C and Class I shares will receive Class A, Class C and Class I shares, respectively, of Growth and Income. Class A shares may pay a sales charge at the time of purchase of up to 4.75% of the offering price. Class A shares are also subject to an ongoing distribution and/or services fees at an annual rate of 0.25% of the Fund’s aggregate average daily net assets attributable to the Class A shares. If a shareholder invests at least $1,000,000 in Class A shares of all Funds within the Calamos Family of Funds without a sales charge, that shareholder may incur a contingent deferred sales charge of 1.00% if sold within two years after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions.

Class C shares are sold without a front-end sales charge and are subject to a 1.00% contingent deferred sales charge “CDSC” if such shares are redeemed within one year of purchase. For purposes of calculating the CDSC that you may pay when you dispose of any Class C shares acquired as a result of the Reorganization, the length of time you hold shares in Growth and Income will be added to the length of time you held shares in Dividend Growth. If you acquire Class C shares as a result of the Reorganization, you will continue to be subject to a CDSC upon subsequent redemption to the same extent as if you had continued to hold your shares of Dividend Growth. Class C shares are also subject to an ongoing distribution and/or services fee at an aggregate annual rate of up to 1.00% of the Fund’s aggregate average daily net assets attributable to Class C shares. Class C shares do not convert to any other class of shares. Class C shares issued to shareholders of Dividend Growth in connection with the Reorganization will continue to be subject to the CDSC schedule in place at the time of their original purchase.

Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the Adviser and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares.

In connection with the Reorganization, no sales charges are imposed. More detailed descriptions of the Class A, Class C, and Class I shares and the distribution arrangements applicable to these classes of shares are contained in the Prospectuses and Statement of Additional Information relating to Growth and Income.

Purchase and Redemption Procedures

Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. For information about minimum purchase requirements, see “What is the minimum amount I can invest in the Funds?” in the “Fund Facts” sections of the Funds’ Prospectuses. Each Fund, subject to certain restrictions, provides for telephone or mail redemption of shares at net asset value, less any applicable CDSC, as next determined after receipt of a redemption order on each day the NYSE is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund’s net asset value is determined, is contained in the Funds’ Prospectuses. All investments are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

The Funds currently offer shareholders identical exchange privileges. Shareholders of each Fund may exchange their shares for shares of a corresponding class of shares of other Funds in the Calamos Family of Funds.

On exchanges with corresponding classes of shares that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply. Additional information concerning the Funds’ exchange privileges is contained in the Funds’ Prospectuses.

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Dividend Policy

Each Fund distributes net investment income annually. Each Fund also distributes net realized capital gains, if any, at least annually.

All dividends and distributions of the Funds are paid in additional shares of the respective Fund unless a shareholder has elected to receive distributions in cash. See the Funds’ Prospectuses for further information concerning dividends and distributions.

Each Fund has qualified, and intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt income, and diversify its holdings as required by the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders, it is expected that a Fund will not be required to pay any U.S. federal income taxes on the amounts distributed to its shareholders.

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Comparative Information on Shareholders’ Rights

Form of Organization

The Funds are each organized as a separate series of the Trust, an open-end management investment company registered with the SEC under the 1940 Act and organized as a Massachusetts business trust. The Trust is governed by its Declaration of Trust and By-Laws, Board of Trustees, Massachusetts law, as applicable, and federal law. The Trust is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of the Trust currently consist of Dividend Growth, Growth and Income and 17 other mutual funds of various asset classes.

Capitalization

The beneficial interests in the Trust are represented by an unlimited number of transferable shares of beneficial interest, no par value, of one or more series. The Fourth Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) of the Trust dated May 15, 2012 permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

Shares of each of Dividend Growth are offered in three classes (Class A, Class C and Class I). Shares of Growth and Income are offered in four classes (Class A, Class C, Class I and Class R6). Shares of the classes of each Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions that affect only their particular Fund. Shareholders of each Fund vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans that affect only their particular class.

Shareholder Liability

As a Massachusetts business trust, the Trust’s operations are governed by the Declaration of Trust. A copy of the Trust’s Certificate of Trust, as amended, is on file with the Office of the Secretary of the Commonwealth of Massachusetts. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust’s Declaration of Trust, as amended. Generally, Massachusetts business trust shareholders are not personally liable for obligations of the Massachusetts business trust under Massachusetts law. The Declaration of Trust expressly provides that the Trust has been organized under the Massachusetts Act and that the Declaration of Trust is to be governed by Massachusetts law. It is nevertheless possible that a Massachusetts business trust, such as the Trust, might become a party to an action in another state whose courts refused to apply Massachusetts law, in which case the Trust’s shareholders could be subject to personal liability. To guard against this risk, the Declaration of Trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees, (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust or any series of the Trust and (iii) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a Trust shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Massachusetts law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations. In the light of Massachusetts law, the nature of the Trust’s business and the nature of its assets, the risk of personal liability to a Fund shareholder is remote.

Shareholder Meetings and Voting Rights

The Trust, on behalf of each Fund, is not required to and does not hold annual meetings to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. The Board is required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. There shall be no cumulative voting in the election of Trustees. Trustees are elected by plurality vote at a meeting at

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which quorum is present. As determined by the Trustees, shareholders are entitled to one vote for each whole or fractional share outstanding in such shareholder’s name on the books of the Trust irrespective of the series thereof or class thereof.

Except when a larger quorum is required by applicable law or the applicable governing documents, majority of the shares entitled to vote constitutes a quorum for consideration of a matter at a shareholders’ meeting. When a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

Shareholders of all Funds vote on the election of Trustees. On matters affecting an individual Fund (such as approval of an investment advisory agreement or a change in fundamental investment policies) and also on matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that Fund or class is required. The Board will call a meeting of shareholders of a Fund when at least 10% of the outstanding shares of that Fund so request in writing. If the Board fails to call a meeting after being so notified, the shareholders holding at least 10% of the shares then outstanding may call the meeting. The Board will assist the shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the 1940 Act.

Liquidation

In the event of the liquidation of the Trust, the Fund, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust, the Fund or attributable to the class over the liabilities of the Trust, the Fund or attributable to the class. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the dollar value of shares of such Fund or class of the Fund held by them on the date of distribution.

Liability and Indemnification of Trustees

The Declaration of Trust further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust and By-Laws of the Trust, and Massachusetts and federal law, as applicable, and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Massachusetts and federal law, as applicable, directly for more complete information.

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Information Concerning the Meeting and Voting Requirements

This Prospectus/Proxy Statement is being sent to shareholders of the Target Fund in connection with a solicitation of proxies by the Trustees of the Trust, to be used at the Special Meeting of Shareholders (the “Meeting”) to be held on August 19, 2025 at [_], Central time, at the offices of Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563 and at any adjournment(s) thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Target Fund on or about July 3, 2025.

The Board has fixed the close of business on June 20, 2025 as the record date (the “Record Date”) for determining the shareholders of the Target Fund entitled to receive notice of the Meeting and to vote, and for determining the number of shares for which voting instructions may be given, with respect to the Meeting or any adjournment thereof.

In voting for the Plan, each shareholder is entitled to one vote for each share owned by such shareholder and each fractional share is entitled to a proportionate fractional vote.

Proxies may be revoked by mailing a notice of revocation to the Secretary of the Trust at the address set forth on the cover page of this Prospectus/Proxy Statement, by executing a superseding proxy by telephone or through the Internet or by attending the Meeting in person and voting your shares. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

[If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement, vote through the Internet or by telephone, or attend in person. Guidelines on voting by mail, by telephone, through the Internet or in person at the Meeting appear on the enclosed proxy card.]

If the enclosed proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named thereon will vote the interests represented by the proxy card in accordance with the instructions marked on the returned proxy card. Proxy cards that are properly executed and returned but are not marked with voting instructions will be voted FOR the Plan and FOR any other matters deemed appropriate.

A majority of the outstanding voting shares of the Target Fund must be present in person or by proxy to constitute a quorum for the Meeting. Approval of the Plan will require approval as mandated under the 1940 Act, which is the lesser of: approval by 67% or more of the votes present at the meeting if the holders of more than 50% of the outstanding votes are present; or, approval by more than 50% of the outstanding voting securities.

The inspectors of election will treat abstentions and “broker non-votes” (i.e., shares held by brokers or nominees, typically in “street name”, as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) of shares represented at the Meeting as present for purposes of determining a quorum. In addition, under the rules of the NYSE, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may “affect substantially” a shareholder’s rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power. As a result, these shares also will be treated as broker non-votes for purposes of proposals that may “affect substantially” a shareholder’s rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Meeting). Abstentions and broker non-votes have the effect of shares voted against the Plan.

In addition to the proxy solicitation by mail, representatives of the Trust may solicit proxies by mail, telephone, facsimile, Internet or personal contact. EQ Fund Solutions has been engaged to assist in the distribution and tabulation of proxies and to assist in the solicitation of proxies. [The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be paid by the Adviser.] The anticipated cost of this proxy solicitation is approximately $[_], plus expenses.

If shareholders of the Target Fund do not vote to approve the Plan, the Trustees of the Trust will consider other possible courses of action in the best interests of the Target Fund and its shareholders, including liquidation. If sufficient votes to approve the Plan are not received, the persons named as proxies may propose one or more adjournments of the

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Meeting to permit further solicitation of voting instructions. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

A shareholder of the Target Fund who objects to the proposed Reorganization as set forth in the Plan will not be entitled under either Massachusetts law or the Declaration of Trust of the Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for U.S. federal income tax purposes. In addition, if the Reorganization is consummated, shareholders will be free to redeem the shares of the Acquiring Fund that they receive in the transaction at their then-current net asset value. Shares of the Target Fund may be redeemed at any time prior to the Reorganization. Shareholders of the Target Fund may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization.

The votes of the shareholders of Growth and Income are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

Shareholder Information

The shareholders of the Target Fund at the close of business on the Record Date will be entitled to be present and vote at the Meeting with respect to shares of the Target Fund owned as of the Record Date. As of the Record Date, the total number of shares of the Target Fund outstanding was as follows:

Dividend Growth	Number of Shares
Class A	[●]
Class C	[●]
Class I	[●]
Total	[●]

As of the Record Date, the officers and Trustees of the Trust, as a group, owned beneficially or of record [less than 1%] of the outstanding shares of Dividend Growth.

As of the Record Date, the officers and Trustees of the Trust, as a group, owned beneficially or of record [less than 1%] of the outstanding shares of Growth and Income.

Control Persons and Principal Holders of Securities

As of the Record Date, the beneficial owners or record owners of more than 5% of the shares of each Fund were as follows:

Dividend Growth

Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization
[●]	[●]	[●]	[●]	[●]
[●]	[●]	[●]	[●]	[●]

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Growth and Income

Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization
[●]	[●]	[●]	[●]	[●]
[●]	[●]	[●]	[●]	[●]

Financial Statements

The Form N-CSR filing of the Trust relating to each Fund, for the year ended October 31, 2024, including the financial statements and financial highlights for the periods indicated therein which has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report on such financial statements is contained in the Fund’s October 31, 2024 Annual Report and has been incorporated by reference herein and in the Registration Statement..

Other Business

The Trustees of the Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

THE BOARD RECOMMENDS APPROVAL OF THE PLAN AND ANY UNMARKED PROXY CARDS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

July 3, 2025

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Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “AGREEMENT”) is made as of [____], 2025 by and between Calamos Dividend Growth Fund (the “Target Fund”) and Calamos Growth and Income Fund (the “Acquiring Fund” and, together with the Target Fund, the “Funds”), each a series of Calamos Investment Trust, a Massachusetts voluntary association (commonly known as a business trust) (“CIT”). Calamos Advisors LLC, a Delaware limited liability company (“Calamos”), is a party to this Agreement solely for purposes of Sections 4.3 and 7.2. All agreements, representations, actions and obligations described herein made or to be taken or undertaken by the Funds are made and shall be taken or undertaken by CIT on behalf of the Funds.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision. The reorganization will consist of the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange solely for shares of beneficial interest of the corresponding class of the Acquiring Fund (the “Acquiring Fund Shares”) and the assumption by the Acquiring Fund of the liabilities of the Target Fund specified in Section 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Target Fund in redemption of all outstanding shares of beneficial interest of the Target Fund (the “Target Fund Shares”) and in complete liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

THE REORGANIZATION AND FUND TRANSACTIONS

1.1.            The Reorganization. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in Section 3.1), the Target Fund agrees to transfer the Assets (as defined in Section 1.2) to the Acquiring Fund, and the Acquiring Fund agrees to assume the Liabilities (as defined in Section 1.3) of the Target Fund. In consideration of the foregoing, at the Effective Time, the Acquiring Fund agrees to deliver to the Target Fund full and fractional Acquiring Fund Shares, computed in the manner set forth in Section 2.3 herein. The number of Acquiring Fund Shares to be delivered shall be determined as set forth in Section 2.3.

1.2.            Assets of the Target Fund. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash (other than cash that has been reserved to pay the Target Fund’s accrued liabilities), cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, any deferred or prepaid expenses shown as an asset on the books of the Target Fund at the Valuation Time (as defined in Section 2.5) and any other property owned by the Target Fund at the Valuation Time (collectively, the “Assets”).

1.3.            Liabilities of the Target Fund. The Target Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations, other than any accrued liabilities for which cash has been reserved, prior to the Effective Time, consistent with its obligation to continue to pursue its investment objective and strategies in accordance with its then-current prospectus and statement of additional information. The Acquiring Fund will assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Effective Time (as defined in Section 3.1) (collectively, the “Liabilities”).

1.4.            Distribution of Acquiring Fund Shares. At the Effective Time (as defined in Section 3.1), or as soon thereafter as is reasonably practicable, the Target Fund will distribute the Acquiring Fund Shares received by the Target Fund pursuant to Section 1.1 to the holders of beneficial interest in the Target Fund (the “Target Fund Shareholders”) in accordance with the procedures determined as of the Effective Time in complete liquidation of the Target Fund. Such distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the records of the Acquiring Fund in the names of the Target Fund Shareholders. The aggregate net asset value of the Acquiring Fund Shares to be so credited to Target Fund Shareholders shall be equal to the net asset value of the Target Fund (as determined below) at the Effective Time, and the net asset value of the Acquiring Fund Shares to be so credited to each Target Fund Shareholder shall be its share of those Acquiring Fund Shares as determined in accordance with the Declaration of Trust (the “Declaration of Trust”) and By-Laws of CIT, each as amended. All issued and outstanding Target Fund Shares will simultaneously be redeemed and canceled on the books of the Target Fund in a manner determined in accordance with the Declaration of Trust and By-Laws of CIT. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5.            Recorded Ownership of Acquiring Fund Shares. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent, U.S. Bank Global Fund Services (“Transfer Agent”).

1.6.            Filing Responsibilities of Target Fund. Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund. Following the liquidation and dissolution of the Target Fund, the Target Fund’s agents or the Acquired Fund will prepare and file tax returns of the Target Fund on behalf of the Target Fund.

ARTICLE II

VALUATION

2.1.            Valuation of Assets. The value of the net assets of the Target Fund shall be the value of its assets, less its liabilities, computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day immediately preceding the Closing Date (as defined in Section 3.1) (such time and date being hereinafter called the “Valuation Time”), using the valuation procedures of CIT adopted by the Board or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2.            Valuation of Shares. The net asset value per share per class of Acquiring Fund Shares shall be the net asset value per share for such class computed as of the Valuation Time, using the valuation procedures set forth in Section 2.1.

2.3.            Calculation of Number of Acquiring Fund Shares. The number of shares of the Acquiring Fund to be issued (including fractional shares to the third decimal place, if any) in connection with the Reorganization shall be determined with respect to each class by dividing the value of the assets net of liabilities with respect to each class of shares of the Target Fund determined in accordance with Section 2.1 by the net asset value of an Acquiring Fund share of the corresponding class determined in accordance with Section 2.2.

2.4.            Determination of Value. All computations of value hereunder shall be made in accordance with the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”) and shall be subject to confirmation by each Fund’s respective independent registered public accounting firm upon reasonable request of the other Fund. The Target Fund and the Acquiring Fund agree to use all commercially reasonable efforts to resolve prior to the Valuation Time any material pricing differences for prices of portfolio securities of the Target Fund which may arise from use of the valuation procedures of the Acquiring Fund.

2.5.            Postponement of Valuation Time. In the event that at the Valuation Time the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of CIT, accurate appraisal of the value of the net assets of the Target Fund or the Acquiring Fund, respectively, is impracticable, the Valuation Time shall be postponed until the second business day after the day when trading shall have been fully resumed and reporting shall have been restored.

ARTICLE III

CLOSING

3.1.            Closing. The Reorganization, together with related acts necessary to consummate the same (the “CLOSING”), shall occur at [______ a.m. Central Time on or about ________, 2025] or at such other place and/or on such other date as to which the parties may agree (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place immediately prior to the opening of business on the Closing Date unless otherwise provided herein (the “Effective Time”).

3.2.            Transfer and Delivery of Assets. CIT, on behalf of the Target Fund, shall deliver, at the Closing, a certificate stating that (i) the Assets were delivered in proper form to the Acquiring Fund at the Effective Time, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by CIT, on behalf of the Target Fund, to State Street Bank and Trust Company (the “Custodian”), as custodian for the Acquiring Fund. Such presentation shall be made for examination no later than five (5) business days preceding the Effective Time and shall be transferred and delivered by the Target Fund as of the Effective Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. CIT, on behalf of the Target Fund, shall cause the Transfer Agent to deliver to the Custodian, as of the Effective Time by book entry, in accordance with the customary practices of the Custodian and of each securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Target Fund’s Assets are deposited, the Target Fund’s Assets deposited with such depositories. The cash to be transferred by the Target Fund shall be delivered by wire transfer of Federal funds at the Effective Time.

3.3.            Share Records. CIT, on behalf of the Target Fund, shall deliver at the Closing a certificate stating that its records contain the names and addresses of the Target Fund Shareholders and the number and percentage ownership of outstanding Target Fund Shares owned by each such Target Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Target Fund, prior to the Effective Time a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Target Fund at the Effective Time, or provide other evidence satisfactory to the Target Fund as of the Effective Time that such Acquiring Fund Shares have been credited to the Target Fund’s accounts on the books of the Acquiring Fund.

3.4.            Statement of Assets and Liabilities. The Target Fund will prepare and deliver to the Acquiring Fund on the second business day prior to the Closing Date an estimated preliminary statement of assets and liabilities of the Target Fund as of such date for review and agreement by the Funds to determine that the Assets and Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing (or as soon as practicable thereafter with respect to clause (ii)): (i) an updated statement of assets and liabilities of the Target Fund; and (ii) a list of the Target Fund’s portfolio assets showing the tax basis of each of the Target Fund’s assets by lot and the holding periods of such assets, each of (i) and (ii) as of the Valuation Time, and certified by CIT.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1.            Representations and Warranties of the Target Fund. Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by the Target Fund, CIT, on behalf of the Target Fund, represents and warrants to the Acquiring Fund, as follows:

(a)            The Target Fund is a duly established series of CIT, which is a voluntary association duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

(b)            At the Effective Time, CIT is registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(c)            No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated herein.

(d)            The current prospectus and statement of additional information of the Target Fund conforms in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the 1940 Act and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)            At the Effective Time, the Target Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, CIT, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof other than such restrictions as might arise under the 1933 Act.

(f)             The Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Target Fund will not result, in (i) a violation of Massachusetts law or a material violation of its Declaration of Trust or By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund is a party or by which it is bound.

(g)            All material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts and other similar instruments) will terminate without liability or obligation to the Target Fund on or prior to the Effective Time.

(h)            Except as otherwise disclosed to and accepted by the Acquiring Fund, in writing, no material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Target Fund, threatened as to the Target Fund or any of its properties or assets or any person whom the Target Fund may be obligated to directly or indirectly indemnify in connection with such litigation, proceedings or investigation. Neither CIT nor the Target Fund knows of any facts that might form the basis for the institution of such proceedings. The Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(i)             The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Target Fund at October 31, 2024 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm (the “Auditor”), and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

(j)             Since October 31, 2024, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this Subsection (j), a decline in net asset value per Target Fund Share due to declines in market values of securities held by the Target Fund, the discharge of the Target Fund’s liabilities, or the redemption of the Target Fund’s shares by Target Fund Shareholders shall not constitute a material adverse change.

(k)            At the Effective Time, all Federal and other tax returns and other tax-related reports of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports, if any, shall have been paid or provision shall have been made for the payment thereof and no such return is currently under audit and no assessment has been asserted with respect to such returns.

(l)             For each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Fund has met (and will meet) the requirements of Subchapter M of the Code for qualification, as a regulated investment company and has been (and will be) eligible to compute and has computed (and will compute) its Federal income tax under Sections 851 and 852 of the Code.

(m)           All of the issued and outstanding Target Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of CIT, on behalf of the Target Fund, as provided in Section 3.3. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares.

(n)            Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury regulations thereunder.

(o)            The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of CIT, on behalf of the Target Fund, and, subject to the consent of the Target Fund Shareholders to the transactions contemplated by this Agreement, this Agreement will constitute a valid and binding obligation of the Target Fund enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(p)            The information to be furnished by the Target Fund for use in registration statements and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Commission and Financial Industry Regulatory Authority (“FINRA”)), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

(q)            All materials used in connection with obtaining the consent of Target Fund Shareholders to the transactions contemplated by this Agreement will, through and at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties of this Subsection (o) shall not apply to statements in or omissions from such materials made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

4.2.            Representations and Warranties of the Acquiring Fund. Except as has been fully disclosed to the Target Fund in a written instrument executed by an officer of CIT, CIT, on behalf of the Acquiring Fund, represents and warrants to the Target Fund as follows:

(a)            The Acquiring Fund is a duly established series of CIT, which is a voluntary association duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

(b)            At the Effective Time, CIT is registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(c)            No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by CIT on behalf of the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 ACT”), and the 1940 Act and such as may be required under state securities laws.

(d)            The current prospectus and statement of additional information of the Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated

therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)            At the Effective Time, CIT, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund’s assets, if any, free of any liens or other encumbrances.

(f)             The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement by CIT, on behalf of the Acquiring Fund, will not result, in (i) a violation of Massachusetts law or a material violation of CIT’s Declaration of Trust and By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which CIT, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which CIT, on behalf of the Acquiring Fund, is a party or by which it is bound.

(g)            Except as otherwise disclosed to and accepted by the Target Fund, in writing, no material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Acquiring Fund, threatened as to the Acquiring Fund or any of its properties or assets or any person whom the Acquiring Fund may be obligated to directly or indirectly indemnify in connection with such litigation, proceedings or investigation. Neither CIT nor the Acquiring Fund knows of any facts that might form the basis for the institution of such proceedings. The Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(h)            At the Effective Time, all Federal and other tax returns and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and no such return is currently under audit and no assessment has been asserted with respect to such returns.

(i)             For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (and will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company and has been (and will be) eligible to compute and has computed (and will compute) its federal income tax under Sections 851 and 852 of the Code.

(j)            The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees of CIT, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(k)            The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued shares of the Acquiring Fund and will be fully paid and non-assessable.

(l)             The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Commission and FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto.

(m)           From the effective date of the Registration Statement (as defined in Section 5.7), through the time of the meeting of the Target Fund shareholders and on the Closing Date, any written information furnished by CIT with respect to the Acquiring Fund for use in the Proxy Materials (as defined in Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

4.3.            Representation and Warranty of Calamos. Calamos represents and warrants to CIT, on behalf of each of the Target Fund and the Acquiring Fund, that the execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of Calamos, and this Agreement will constitute a valid and binding obligation of Calamos, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

ARTICLE V

COVENANTS AND AGREEMENTS

5.1.            Conduct of Business. The Acquiring Fund and the Target Fund each will operate its business in the ordinary course consistent with past practice between the date hereof and the Effective Time, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.            Approval of Target Fund Shareholders. The Target Fund will seek the approval of the Target Fund Shareholders to the transactions contemplated by this Agreement in accordance with its Declaration of Trust and By-Laws of CIT and take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.            No Distribution of Acquiring Fund Shares. The Target Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.            Information. The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund Shares.

5.5.            Other Necessary Action. Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.            Assistance in Obtaining Target Fund Shareholder Approval. The Acquiring Fund will provide the Target Fund with information regarding the Acquiring Fund, reasonably necessary for the preparation of such materials as CIT deems necessary to obtain the consent of Target Fund Shareholders to the transactions contemplated by this Agreement.

5.7.            Preparation of Registration Statement and Proxy Materials. CIT will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to the Target Fund Shareholders (the “Registration Statement”). The Registration Statement shall include a proxy statement of the Target Fund and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the proxy statement and related materials (the “Proxy Material”), for inclusion therein, in connection with the meeting of the Target Fund’s shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8.            Liquidating Distribution. As soon as is reasonably practicable after the Closing, the Target Fund will make a liquidating distribution to the Target Fund Shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.9.            Best Efforts. The Acquiring Fund and the Target Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.

5.10.          Other Instruments. The Target Fund and CIT, on behalf of the Acquiring Fund, each covenants that it will, from time to time, as and when reasonably requested by the other party, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm (a) the Target Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) CIT’s, on behalf of the Acquiring Fund, title to and possession of all of the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.11.          Regulatory Approvals. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Effective Time.

5.12.          Tax Status of Reorganization. The intention of the parties is that the Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the Target Fund, the Acquiring Fund or CIT shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return), that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing, the Target Fund, the Acquiring Fund and CIT will take such action, or cause such action to be taken, as is reasonably necessary to enable counsel to render the tax opinion contemplated herein in Section 6.3(e).

ARTICLE VI

CONDITIONS PRECEDENT

6.1.            Conditions Precedent to Obligations of the Target Fund. The obligations of the Target Fund to consummate the transactions provided for herein shall be subject to the following conditions:

(a)            All representations and warranties of CIT, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and,

except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

(b)            CIT, on behalf of the Acquiring Fund, shall have delivered to the Target Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Target Fund, and dated as of the Effective Time, to the effect that the representations and warranties of CIT, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Target Fund shall reasonably request.

(c)            CIT, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by CIT, on behalf of the Acquiring Fund, on or before the Effective Time.

(d)            The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 2.3.

(e)            CIT, on behalf of the Acquiring Fund, shall have executed and delivered an assumption of the Liabilities and all such other agreements and instruments as the Target Fund may reasonably deem necessary or desirable in order to vest in and confirm (i) the Target Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (ii) CIT’s assumption of all of the Liabilities, and to otherwise carry out the intent and purpose of this Agreement.

(f)             The Target Fund shall have received on the Closing Date the opinion of Ropes & Gray LLP, counsel to CIT, and dated as of the Closing Date, covering the following points, which opinion shall be based on assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein and such representations as such counsel may reasonably request:

(1)            CIT is a voluntary association duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and the Acquiring Fund is a duly established and designated series of CIT, and CIT has the trust power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;

(2)            The Agreement has been duly authorized by CIT, on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery of the Agreement by the Target Fund and Calamos, is a valid and binding obligation of CIT on behalf of the Acquiring Fund enforceable against CIT in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles;

(3)            The Acquiring Fund Shares to be issued to Target Fund Shareholders as provided by this Agreement are duly authorized, upon such delivery will be validly issued and outstanding, and will be fully paid and non-assessable by CIT and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

(4)            The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of CIT’s Declaration of Trust or By-Laws;

(5)            To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required to be obtained by CIT in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; and

(6)            CIT is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including those of the Acquiring Fund, under the 1940 Act, and to such counsel’s knowledge, its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

6.2.            Conditions Precedent to Obligations of the Acquiring Fund. The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject to the following conditions:

(a)            All representations and warranties of the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

(b)            The Target Fund shall have delivered to the Acquiring Fund a statement of assets and liabilities of the Target Fund two business days prior to the Closing Date, as referenced in Section 3.5 of this Agreement, together with a list of the Target Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, certified by CIT. The Target Fund will deliver at the Closing: (i) an updated statement of assets and liabilities of the Target Fund; and (ii) a list of the Target Fund’s portfolio assets showing the tax basis of each of its assets by lot and the holding periods of such assets, each of (i) and (ii) as of the Valuation Time, and certified by CIT.

(c)            The Target Fund shall have delivered to the Acquiring Fund a certificate executed in the name of the Target Fund, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Effective Time, to the effect that the representations and warranties of the Target Fund made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as CIT shall reasonably request.

(d)            The Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Fund on or before the Effective Time.

(e)            On or prior to the Closing Date, the Target Fund shall have declared a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing, in distributions qualifying for the dividends-paid deduction , all of its investment company taxable income (computed without regard to any deduction for dividends paid), all of its net tax-exempt income, if any, and all of its net capital gains, if any, in each case for the short taxable year ending on the Closing Date and any prior taxable year in respect of which the Target Fund is eligible to declare and pay a spillback dividend under Section 855 of the Code.

(f)            The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 2.3.

(g)            The Acquiring Fund shall have received on the Closing Date the opinion of Ropes & Gray LLP, counsel to CIT, and dated as of the Closing Date, covering the following points, which opinion shall be based on assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein and such representations as such counsel may reasonably request:

(1)            The Target Fund is a duly established series of CIT, which is a voluntary association duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted;

(2)            The Agreement has been duly authorized by the Target Fund, and, assuming due authorization, execution and delivery of the Agreement by CIT and Calamos, is a valid and binding obligation of the Target Fund, enforceable against the Target Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, marshaling or other laws and rules of law affecting the enforcement generally of creditors’ rights and remedies, including, without limitation, fraudulent conveyance and fraudulent transfer laws;

(3)            The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of the Declaration of Trust and By-Laws of CIT; and

(4)            To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Massachusetts is required to be obtained by the Target Fund in order to effect the transfer of the Assets for Acquiring Fund Shares and the assumption by CIT of the Liabilities pursuant to this Agreement.

6.3.            Other Conditions Precedent. If any of the conditions set forth in this Section 6.3 have not been satisfied (or waived) on or before the Effective Time, the Target Fund or CIT, on behalf of the Acquiring Fund, shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a)            The Agreement and the transactions contemplated herein shall have been consented to by CIT in accordance with applicable provisions of the Declaration of Trust and By-Laws of CIT and applicable Massachusetts law, and evidence of such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, the Target Fund and CIT, on behalf of the Acquiring Fund, may not waive the conditions set forth in this Section 6.3(a).

(b)            At the Effective Time, no action, suit or other proceeding shall be pending or, to the knowledge of the Target Fund, the Acquiring Fund or CIT, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(c)            All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Target Fund, the Acquiring Fund and CIT to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Target Fund or the Acquiring Fund, provided that either party hereto may for itself waive any of such conditions.

(d)            The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(e)            CIT shall have received an opinion of Ropes & Gray LLP (which opinion will be subject to certain qualifications) addressed to the Acquiring Fund and Target Fund as to federal income tax matters substantially to the effect that, based on the facts, representations, assumptions stated therein and in certificates provided by CIT on behalf of each Fund and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, and further conditioned on consummation of the Reorganization in accordance with this Agreement, for Federal income tax purposes:

(1)            The transaction contemplated by this Agreement will constitute a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)            Under Sections 361 and 357 of the Code, the Target Fund will not recognize gain or loss upon (i) the transfer of all its assets to the Acquiring Fund in exchange for Acquisition Shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund or (ii) the distribution of the Acquisition Shares by the Target Fund to its shareholders in liquidation, except for (A) any gain or loss recognized on (1) “Section 1256 contracts” as defined in Section 1256(b) of the Code or (2) stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (B) any other gain or loss required to be recognized by reason of the reorganization (1) as a result of the closing of the tax year of Target Fund, (2) upon the termination of a position, or (3) upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;

(3)            Under Section 1032 of the Code, the Acquiring Fund will not recognize gain or loss upon receipt of the assets of the Target Fund in exchange for the Acquisition Shares and the assumption by the Acquiring Fund of all liabilities and obligations of the Target Fund;

(4)            Under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Target Fund transferred to the Acquiring Fund will be the same as the Target Fund’s tax basis of such assets immediately prior to the transfer, adjusted for any gain or loss required to be recognized as described in (b) above;

(5)            Under Section 1223(2) of the Code, the Acquiring Fund’s holding periods for the assets it receives from the Target Fund, other than certain assets with respect to which gain or loss is required to be recognized as described in (b) above, will include the periods during which such assets were held or treated for federal income tax purposes as being held by the Target Fund;

(6)            Under Section 354 of the Code, the Target Fund’s shareholders will not recognize gain or loss upon the exchange of all of their shares of the Target Fund for the Acquisition Shares;

(7)            Under Section 358 of the Code, the aggregate tax basis of Acquisition Shares received by a shareholder of the Target Fund will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor;

(8)            Under Section 1223(1) of the Code, a Target Fund shareholder’s holding period for the Acquisition Shares received will include the shareholder’s holding period for the Target Fund shares exchanged therefor, provided the shareholder held such Target Fund shares as capital assets on the date of the exchange; and

(9)            The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

Such opinion shall be based on customary assumptions, limitations and such representations as Ropes & Gray LLP may reasonably request, and the Target Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be appropriate to render the opinions expressed therein. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

(f)            CIT shall have delivered such certificates or other documents as set forth in Section 3.2.

(g)            CIT shall have produced a certificate as set forth in Section 3.3.

(h)            The Acquiring Fund shall have issued and delivered to CIT the confirmation as set forth in Section 3.3.

(i)             Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.

ARTICLE VII

BROKERAGE FEES AND EXPENSES

7.1.            No Broker or Finder Fees. The Acquiring Fund and the Target Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

7.2.            Expenses of Reorganization. The expenses relating to the proposed Reorganization, whether or not consummated, which are incurred by the Target Fund and the Acquiring Fund, will be borne and paid by Calamos.

ARTICLE VIII

AMENDMENTS AND TERMINATION

8.1.            Amendments. This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of CIT as specifically authorized by the Board; provided, however, that following the meeting of the Target Fund Shareholders called by the Target Fund pursuant to Section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

8.2.            Termination. This Agreement may be terminated by the mutual agreement of the parties and such termination may be effected by CIT’s President or Vice President without further action by the Board. In addition, either Fund may, at its option, terminate this Agreement at or before the Closing due to:

(a)            a breach by any other party of any representation, warranty, or agreement contained herein to be performed at or before the Closing, if not cured within 30 days;

(b)            a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c)            a determination by the Board that the consummation of the transactions contemplated herein is not in the best interests of the Target Fund or Acquiring Fund.

ARTICLE IX

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to Calamos:

Calamos Advisors LLC

2020 Calamos Court

Naperville, Illinois 60563

Attn: Erik D. Ojala

With a copy (which shall not constitute notice) to:

Ropes & Gray LLP

191 North Wacker Drive, 32nd Floor

Chicago, IL 60606

Attn: Paulita A. Pike

If to CIT, on behalf of the Target Fund or the Acquiring Fund:

Calamos Investment Trust

2020 Calamos Court

Naperville, Illinois 60563

Attn: Erik D. Ojala

With a copy (which shall not constitute notice) to:

Ropes & Gray LLP

191 North Wacker Drive, 32nd Floor

Chicago, Illinois 60606

Attn: Paulita A. Pike

ARTICLE X

MISCELLANEOUS

10.1.          Entire Agreement. CIT, on behalf of the Acquiring Fund, and the Target Fund agree that they have not made any representation, warranty or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

10.2.          Survival. The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the transactions contemplated hereunder.

10.3.          Headings. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

10.4.          Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

10.5.          Assignment. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

10.6.          Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.

[Signature Page to Follow]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the [__] day of [___], 2025.

CALAMOS INVESTMENT TRUST ON BEHALF OF THE ACQUIRING FUND	CALAMOS INVESTMENT TRUST ON BEHALF OF THE TARGET FUND

By:	By:

Name:	Name:

Title:	Title:

Solely for purposes of Sections 4.3 and 7.2: CALAMOS ADVISORS LLC

By:

Name:

Title:

Exhibit B

Additional Information Regarding Calamos Growth and Income Fund (the “Fund”)

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

Buying and Redeeming Fund Shares

Minimum Initial Investment

Classes A and C: $2,500/$500 for IRA
Class I: $1,000,000

Minimum Additional Investment

Classes A and C: $50
Class I: None

To Place Orders

Please contact your broker, benefit plan record-keeper, or other intermediary, or to place your order directly, contact the Fund's transfer agent, U.S. Bank Global Fund Services, toll-free at the number noted below for further instructions:

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201
Phone: 800-582-6959

Transaction Policies

The Fund’s shares are redeemable. In general, investors may purchase, redeem, or exchange Fund shares on any day the New York Stock Exchange is open by written request (to the address noted above), by wire transfer, by telephone (at the number noted above), or through a financial intermediary, depending on how the shares are held. Orders to buy and redeem shares are processed at the next net asset value (share price or "NAV") to be calculated only on days when the New York Stock Exchange is open for regular trading, except as otherwise provided herein (see the "Transaction information — Share price" section below for more information).

Class I may not be available for purchase directly from the Fund. Please contact us at 866-363-9219 to inquire further about such availability.

Tax Information

The Funds' distributions will generally be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Any distributions from a retirement account or 401(k) plan may be taxed as ordinary income when withdrawn from such account or plan. Special tax rules apply to investments held through defined contribution plans and other tax-qualified plans.

Other Important Information Regarding Fund Shares

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Transferring Shares to Another Financial Intermediary

You may transfer existing shares of the Fund from one financial intermediary to another financial intermediary provided that the receiving financial intermediary has entered into an agreement with the Fund’s Distributor. Certain shareholder services may not be available for the transferred shares and all future trading of these shares must be coordinated by the receiving firm. Before requesting a transfer of shares, existing shareholders should first contact the receiving financial intermediary to determine which share classes are available at that financial intermediary and what services are available to any transferred shares.

If you hold shares through a financial intermediary, please also see the "Reduced sales charges available through certain financial intermediaries" section for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RELATED RISKS

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of convertible (including synthetic convertible), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Fund attempts to utilize these different types of securities to strike, in the investment adviser's opinion, the appropriate balance between risk and reward in terms of growth and income.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

The Fund may invest up to 25% of its net assets in foreign equity securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government.

The Fund attempts to keep a consistent balance between risk and reward over the course of different market cycles, through various combinations of stocks, bonds and/or convertible securities, to achieve what the Fund's investment adviser believes to be an appropriate blend for the then-current market. As the market environment changes, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. At some points in a market cycle, one type of security may make up a substantial portion of the portfolio, while at other times certain securities may have minimal or no representation, depending on market conditions. Interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds. The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. Consistent with the Fund's investment objective and principal investment strategies the Fund's investment adviser views the strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.

In seeking to meet the Fund’s respective investment objectives, the Fund’s investment adviser utilizes highly disciplined institutional management strategies designed to help enhance investment returns while managing risk. As part of these strategies, an in-depth proprietary analysis is employed on an issuing company and its securities. At the portfolio level, risk management tools are also used, such as diversification across companies, sectors and industries to achieve a risk-reward profile suitable for the Fund's objectives.

The investment objective of the Fund may not be changed without the approval of a "majority of the outstanding" shares of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). There can be no assurance that the Fund will achieve its investment objectives.

Principal Risks of Investing in the Fund

This prospectus describes the risks you may face as an investor in the Fund. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money.

In response to market, economic, political, or other conditions, the Fund may temporarily invest for defensive purposes. If the Fund does so, different factors could affect the Fund's performance, and the Fund may not achieve its investment objective.

What are the principal risks that apply to all Funds in the Calamos Family of Funds?

Cybersecurity Risk. Investment companies, such as the Funds, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to a Fund and its shareholders. Cyber- attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, "ransomware" that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Funds or the Funds' investment adviser, custodian, transfer agent, distributor, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Funds or the companies in which the Funds invest, causing the Funds' investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner.

Inflation Risk. The risk that the value of assets or income from a Fund's investments will be worth less in the future as inflation decreases the value of payments at future dates is considered inflation risk. As inflation increases, the value of a Fund's portfolio could decline. Inflation rates may change frequently and drastically as a result of various factors and a Fund's investments may not keep pace with inflation, which may result in losses to the Fund's investors or adversely affect the value of shareholders' investments in the Fund.

Investment Management Risk. Whether a Fund achieves its investment objective(s) is significantly impacted by whether Calamos Advisors is able to choose suitable investments for each Fund.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Funds' investment adviser, Calamos Advisors, cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which a Fund invests.

Recent Market Events. Since the 2008 financial crisis, financial markets throughout the world have experienced increased periods of volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (such as wars (including Russia's military invasion of the Ukraine), terror attacks, natural or environmental disasters, country instability, and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, declines in oil and commodity prices, dramatic changes in currency exchange rates, and public sentiment. In addition, many governments and quasi-governmental entities throughout the world have responded to the turmoil with a variety of significant fiscal and monetary policy changes, including, but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates.

The UK left the EU on January 31, 2020 (commonly known as "Brexit") and entered into an 11-month transition period during which the UK remained part of the EU single market and customs union. The transition period concluded on December 31, 2020, and the UK left the EU single market and customs union under the terms of a new Trade and Cooperation Agreement. This agreement does not provide the UK with the same level of rights or access to all goods and services in the EU as before, including in relation to financial services. Consequently, uncertainty remains in certain areas regarding the future UK-EU relationship.

From January 1, 2021, EU laws ceased to apply in the UK, with many being assimilated into UK law until repealed, replaced, or amended. The UK government has enacted legislation to make substantial amendments to these laws, creating unpredictable consequences for financial markets and investments. Brexit could significantly impact the UK, European, and global macroeconomic conditions, leading to prolonged political, legal, regulatory, tax, and economic uncertainty. This uncertainty may affect opportunities, pricing, availability, and cost of financing, regulation, values, or exit opportunities of companies or assets based in, doing business with, or having significant relationships in the UK or EU.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Widespread disease and virus epidemics and pandemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments.

What are the principal risks specific to the Fund?

American Depositary Receipts Risk. The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

Convertible Securities Risk. The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." A convertible security's investment value tends to decline as prevailing interest rate levels increase. Conversely, a convertible security's investment value increases as prevailing interest rate levels decline. However, a convertible security's market value will also be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. A convertible security's conversion value tends to increase as the price of the underlying common stock increases, and decrease as the price of the underlying common stock decreases.

As the market price of the underlying common stock declines such that the conversion value is substantially below the investment value of the convertible security, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock.

If the market price of the underlying common stock increases to a point where the conversion value approximates or exceeds the investment value, the price of the convertible security tends to be influenced more by the market price of the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stockholders. Consequently, the issuer's convertible securities entail less risk than its common stock.

Debt Securities Risk. Debt securities are subject to various risks, including interest rate risk, credit risk and default risk.

Interest Rate Risk. Interest rate risk is the risk that a Fund's investments in debt securities will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of debt securities generally decrease in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter-term debt securities. Changes in interest rates by the Federal Reserve Board, and other events affecting fixed-income markets, may subject a Fund to heightened interest rate risk as a result of a rise in interest rates. In addition, a Fund is subject to the risk that interest rates may exhibit increased volatility, which could cause the Fund's net asset value to fluctuate more. A decrease in fixed-income market maker capacity may act to decrease liquidity in the fixed-income markets and act to further increase volatility, affecting a Fund's return.

Credit Risk. Credit risk is the risk that a debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Changes in actual or perceived creditworthiness may occur quickly. If a Fund holds securities that have been downgraded, or that default on payment, such Fund's performance could be negatively affected.

Default Risk. Default risk refers to the risk that a company that issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

Foreign Securities Risk. There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity in foreign markets than in U.S. markets.

Forward Foreign Currency Contract Risk. Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. A Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of a Fund's holdings. A Fund's ability to use forward foreign currency transactions successfully depends on a number of factors, including the forward foreign currency transactions being available at attractive prices, the availability of liquid markets and the ability of the portfolio managers to accurately predict the direction of changes in currency exchange rates. Currency exchange rates may be volatile and may be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation. Currency transactions are also subject to the risk that the other party in the transaction will default on its contractual obligations, which would deprive a Fund of unrealized profits or force a Fund to cover its commitments for purchase or sale of a currency, if any, at the current market price.

Futures and Forward Contracts Risk. Futures contracts provide for the future sale by one party and purchase by another of a specific asset at a specific time and price (with or without delivery required). Futures contracts are standardized contracts traded on a recognized exchange. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Futures and forward contracts are subject to counterparty risk, meaning that the party with whom a Fund enters into the derivatives transaction (the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

Growth Stock Risk. Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected earnings than other securities. Growth securities also may be more volatile because growth companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market. A company may never achieve the earnings expansion the Fund anticipates.

High Yield Fixed-Income Securities (Junk Bonds) Risk. Investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bond will default on interest and principal payments. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Mid-Sized Company Risk. Mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. A Fund's ability to utilize options successfully will depend on CALAMOS ADVISORS' ability to predict pertinent market movements, which cannot be assured.

A Fund's ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, CALAMOS ADVISORS must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

A Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. In some instances, over-the-counter put or call options may expose a Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, a Fund may be exposed to a risk that losses may exceed the amount originally invested.

Portfolio Selection Risk. The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry, or sector or about market movements is incorrect.

Rule 144A Securities Risk. Certain of the Funds may invest in convertible securities and synthetic convertible instruments, which typically are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, a Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of a Fund's assets invested in illiquid securities would increase. Typically, a Fund purchases Rule 144A Securities only if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by a fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Sector Risk. To the extent a Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that a Fund may underperform the broader market, or experience greater volatility.

Securities Lending Risk. A Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, a Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to CALAMOS ADVISORS on, the creditworthiness of the firms to which a Fund lends securities. A Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

Small Company Risk. Small company stocks have historically been subject to greater investment risk than mid-sized and large company stocks. The risks generally associated with small companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of small company stocks tend to be more volatile than prices of mid-sized and large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Synthetic Convertible Instruments Risk. The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Tax Risk. The U.S. federal income tax treatment of convertible securities or other securities in which the Funds may invest may not be clear or may be subject to recharacterization by the IRS. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such.

Portfolio Security Holdings Disclosure

A description of the Fund’s policies and procedures in connection with the disclosure of portfolio security holdings of the Fund is available in the Fund’s statement of additional information, which can be obtained on CALAMOS ADVISORS' website at www.calamos.com.

FUND FACTS

Team Approach to Management

Calamos Advisors employs a "team of teams" approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co-Portfolio Managers and Associate Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO's team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross team collaboration results in what we call our team of teams approach.

This team of teams approach is further reflected in the composition of Calamos Advisors' Investment Committee, made up of the Global CIO, the Co-CIO team, and the Global Head of Trading. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

The structure and composition of the Investment Committee results in a number of benefits, as it:

•  Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

•  Promotes collaboration between teams; and

•  Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

•  Form the firm's top-down macro view, market direction, asset allocation, and sector/country positioning.

•  Establish firm-wide secular and cyclical themes for review.

•  Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

•  Review firm-wide, portfolio and individual security liquidity constraints.

•  Evaluate firm-wide and portfolio investment performance.

•  Evaluate firm-wide and portfolio hedging policies and execution.

•  Evaluate enhancements to the overall investment process.

John P. Calamos, Sr., Founder, Chairman and Global CIO, is responsible for the day-to-day management of the team, bottom-up research efforts and strategy implementation. R. Matthew Freund, Michael Grant, Jason Hill, John Hillenbrand, Nick Niziolek, Eli Pars, Dennis Cogan, Brandon Nelson, David O'Donohue, Jon Vacko, and Joe Wysocki, are each Sr. Co-Portfolio Managers; Christian Brobst, Chuck Carmody, Michael Kassab, Kyle Ruge, Paul Ryndak, John Saf, Anthony Vecchiolla, and Jimmy Young are each Co-Portfolio Managers; and Dino Dussias and Jake Hyatt are each Associate Portfolio Managers for the Funds for which each has been so designated. Sr. Co- Portfolio Managers, Co-Portfolio Managers, and Associate Portfolio Managers are collectively referred to within this registration statement as "Portfolio Managers".

What classes of shares does the Fund offer?

The Fund offers four classes of shares of which the following three will be issued in connection with the Reorganization: Class A, Class C and Class I shares. The different classes of Fund shares are investments in the same portfolio of securities, but each class of shares has different expenses and will likely have different NAVs. The main differences among Class A, Class C, and Class I shares lie primarily in their initial and contingent deferred sales charge structures and their distribution and service fees. Class A shares generally bear an initial sales charge at the time of purchase, while Class C shares generally bear a contingent deferred sales charge at the time of redemption. Class A and Class C shares bear distribution and/or service fees. Class I shares do not bear distribution or service fees.

Please see the "How Can I Buy Shares — By exchange" section of the prospectus for a discussion of the exchange features of each Fund's share classes.

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales charge waivers, which are discussed below. In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying the purchase for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

The sales charge and contingent deferred sales charge waiver categories described below may not apply to customers purchasing shares of the Funds through any of the financial intermediaries specified in the Appendix to this prospectus. Different financial intermediaries may impose different sales charges. Please refer to the Appendix for the sales charge or contingent deferred sales charge waivers or discounts that are applicable to each financial intermediary.

The Fund does not provide separate information regarding sale charge discounts on its website, however information regarding sale charge discounts is included the Fund’s prospectus, which can be obtained on Calamos Advisors' website at www.calamos.com.

Class A Shares

The offering price for Class A shares is the NAV per share plus an initial sales charge rounded to the nearest whole cent. Due to rounding, the actual sales charge may be more or less than the percentage shown. The maximum sales charge is 4.75% of the offering price. The sales charge varies depending on the amount of your purchase, as follows:

	SALES CHARGE
	AS A % OF NET AMOUNT INVESTED	AS A % OF OFFERING PRICE
Less than $50,000	4.99%	4.75%
$50,000 but less than $100,000	4.44	4.25
$100,000 but less than $250,000	3.63	3.50
$250,000 but less than $500,000	2.56	2.50
$500,000 but less than $1,000,000	2.04	2.00
$1,000,000 or more*	None	None

* Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

Class A shares also have a 0.25% distribution (12b-1) fee. See "Distribution and service (Rule 12b-1) plan" for more information about distribution fees.

How can I reduce sales charges for Class A purchases?

As the table above shows, the larger your investment, the lower your initial sales charge on Class A shares. Each investment threshold that qualifies for a lower sales charge is known as a "breakpoint." You may be able to qualify for a breakpoint on the basis of a single purchase or by aggregating the amounts of more than one purchase in the following ways:

Rights of accumulation

You may combine the value, at the current public offering price, of Class A, Class C and Class I shares of any Funds within the Calamos Family of Funds already owned and Fidelity Investments Money Market Treasury Portfolio Shares (that were previously acquired by exchange from holdings of other Funds' shares within the Calamos Family of Funds — also see additional money market fund details below) with a new purchase of Class A shares of any Fund within the Calamos Family of Funds to reduce the sales charge on the new purchase. The sales charge for the new shares will be figured at the rate in the table above that applies to the combined value of your current and new investment. If purchasing shares through a financial intermediary, please also see the "Reduced sales charges available through certain financial intermediaries" section for more information.

Letter of Intent

You may reduce the sales charges you pay on the purchase of Class A shares by making investments pursuant to a Letter of Intent ("LOI"). Under an LOI, you may purchase additional Class A shares of any Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at once. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. In addition, the market value of any current holdings in the Calamos Funds (as described and calculated under "Rights of Accumulation" as further noted in the Funds' prospectus) are eligible to be aggregated as of the start of the 13-month period and will be credited toward satisfying the LOI, but the reduced LOI sales charge rate will only apply to purchases made on or after the commencement date of the LOI. The 13-month LOI period commences with your first purchase of shares at the reduced LOI sales charge rate, and this first purchase also acknowledges acceptance of the terms of the LOI. The initial investment must meet the minimum initial purchase requirements. Purchases resulting from the reinvestment of dividends and/or capital gains do not apply towards the fulfillment of the LOI. In all instances, it is the investor's responsibility to notify the Funds, the Funds' transfer agent and/or their financial advisor of any current holdings in the Calamos Funds that should be counted towards the sales charge reduction (and provide account statements, as needed, for verification purposes) and any subsequent purchases that should be counted towards fulfillment of the LOI. During the term of the LOI, shares representing up to 5% of the indicated LOI amount will be held in escrow. Shares held in escrow have full dividend and voting privileges. The escrowed shares will be released when the full amount indicated has been purchased. If the full indicated LOI amount is not purchased during the term of the LOI, you will be required to pay CFS an amount equal to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that you would have paid on your aggregate purchases if the total of such purchases had been made at a single time, and CFS reserves the right to redeem escrowed shares from your account if necessary to satisfy this obligation. Any remaining escrowed shares will be released to you. An LOI does not obligate you to buy, or a Fund to sell, the indicated amount of shares. Before submitting and/or signing an LOI, please carefully read and review the LOI provisions found in both this prospectus and the statement of additional information.

If purchasing shares through a financial intermediary, please also see the "Reduced sales charges available through certain financial intermediaries" section for more information.

Large purchase order

You may purchase the Fund's Class A shares at the NAV without a sales charge provided that the total amount invested in Class A shares of all Funds within the Calamos Family of Funds totals at least $1,000,000. Sares purchased at NAV in an account with a value of at least $1,000,000 without a sales charge may incur a contingent deferred sales charge of 1.00% if sold within two years after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions. See "Contingent deferred sales charges" for more information about contingent deferred sales charges.

What accounts are eligible for reduced sales charges on Class A shares?

You may aggregate your eligible accounts with the eligible accounts of members of your immediate family to obtain a breakpoint discount. The types of eligible accounts that may be aggregated to obtain the breakpoint discounts described above include:

• Individual accounts	• Joint accounts	• Certain IRA accounts

For the purpose of obtaining a breakpoint discount, members of your "immediate family" include your spouse, child, stepchild, parent, stepparent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships. In addition, a fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. Eligible accounts include those registered in the name of your financial intermediary through which you own Calamos Family of Funds Shares. If purchasing shares through a financial intermediary, please also see the "Reduced sales charges available through certain financial intermediaries" section for more information.

Who may purchase Class A shares without a sales charge?

Any of the following investors may purchase Class A shares of the Fund at NAV, with no initial sales charge:

(a)  any investor buying shares through a wrap account or other investment program whereby the investor pays the investment professional directly for services;

(b)  any investor buying Class A shares by exchanging Class A shares of another Fund in the Calamos Family of Funds or Fidelity Investments Money Market Treasury Portfolio Shares, if purchases of those shares have previously incurred a sales charge (see "Money market fund" below);

(c)  any trust created under a pension, profit sharing or other employee benefit plan (including qualified and non-qualified deferred compensation plans), where such plan has at least $1,000,000 in assets or 100 employees, or where the administrator for such plan acts as the administrator for qualified employee benefit plans with assets of at least $1,000,000, except for purchases by such plans made through brokerage relationships in which sales charges are customarily imposed. For purposes of this waiver, eligible accounts and/or plan types do not include SEP IRAs, SAR-SEPs, SIMPLE IRAs, Keogh plans, or individual participant-level 401(k) and/or 403(b) plans;

(d)  any company exchanging shares with a Fund pursuant to a merger, acquisition or exchange offer;

(e)  any investor or intermediary platform on behalf of investors, including any investment company, that has entered into an investment advisory agreement or other written arrangements with Calamos Advisors or its affiliates;

(f)  some insurance company separate accounts not otherwise restricted by Internal Revenue Code Section 817(h);

(g)  any current or retired trustee of the Trust, or other registered investment company where Calamos Advisors acts as the sole investment adviser; or any associated trust, person, profit sharing or other benefit plan of such current or retired trustee;

(h)  any employee of Calamos Financial Services LLC ("CFS" or the "Distributor"), the Funds' distributor, or its affiliates;

(i)  employees of an entity with a selling group agreement with CFS;

(j)  any member of the immediate family of a person qualifying under (g), (h) or (i) including a spouse, child, stepchild, parent, stepparent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships; or

(k)  accounts at any intermediary who have entered into an agreement with CFS to offer shares to self-directed accounts.

Proceeds of Class A shares redeemed from the Fund within the previous 90 days may be reinvested in Class A shares of the Fund at NAV without a sales charge.

If purchasing shares through a financial intermediary, please also see the "Reduced sales charges available through certain financial intermediaries" section for more information.

How do I obtain a breakpoint discount or purchase Class A shares without a sales charge?

The steps to obtain a breakpoint discount depend on how your account is maintained with the Calamos Family of Funds. To obtain any of the breakpoint discounts described above, you must notify us or your financial advisor at the time you purchase shares of each eligible account you or a member of your immediate family maintains. For example, if an initial investment that was less than $1,000,000 grows to over $1,000,000, you must tell us or your financial advisor that you qualify to purchase Class A shares without an initial sales charge when you make a subsequent investment. If you do not let us or your financial advisor know of all of the holdings or planned purchases that make you eligible for a reduction, you may not receive a discount to which you are otherwise entitled. If you make your investment through a financial advisor, it is solely your financial advisor's responsibility to ensure that you receive discounts for which you are eligible, and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by us or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund’s transfer agent, you will need to provide the foregoing information to us at the time you purchase shares. Additional information regarding sales loads and discounts applicable to us may be found in the Funds' statement of additional information, which can be obtained on Calamos Advisors' website at www.calamos.com.

If purchasing shares through a financial intermediary, please also see the "Reduced sales charges available through certain financial intermediaries" section for more information.

Conversion to Class I Shares

Certain holders of Class A shares issued by Funds in the Calamos Family of Funds may convert their Class A shares for Class I shares of the same Fund provided that they: (1) hold their shares through an institution that has a valid Class I sales agreement with CFS authorizing such a conversion; and (2) are otherwise eligible to invest in Class I shares through their financial intermediary in accordance with the criteria set forth in "Fund Facts — What classes of shares does the Fund offer? — Class I". Any such conversion is subject to the Fund’s discretion to accept or reject. Shares still subject to a contingent deferred sales charge are not eligible for such conversions — this includes Class A shares originally purchased at net asset value pursuant to the $1,000,000 purchase order privilege. Share class conversions are not eligible for contingent deferred sales charge waivers. For U.S. federal income tax purposes, a same-Fund conversion generally will not result in the recognition by the investor of a capital gain or loss. However, investors should consult their own tax or legal adviser to discuss their particular circumstances. Class A shareholders should contact their financial intermediary for information on the availability of Class I shares, and should read and consider the information set forth in "Fund Facts — What classes of shares does the Fund offer? — Class I" before any such conversion.

Class C Shares

The offering price for Class C shares is the NAV per share with no initial sales charge. However, the Fund pays an aggregate distribution and service fee at the annual rate of 1.00% of average net assets. As a result, the annual expenses for Class C shares are somewhat higher compared to Class A shares, which pay an aggregate 0.25% distribution fee.

Class C shares have a contingent deferred sales charge of 1.00% for any shares redeemed within one year of purchase, measured from the first day of the month in which the shares were purchased. No order for Class C shares of the Fund may exceed $1,000,000.

Automatic Conversion to Class A Shares

As of March 1, 2021 (the "Effective Date"), Class C shares of the Calamos Funds, including Class C shares purchased prior to the Effective Date, are eligible for conversion to Class A shares of the same Fund approximately eight years after the date of each original purchase. It is the financial intermediary's responsibility to ensure that the shareholder is credited with the proper holding period. Prior to the Effective Date, for shareholders investing in Class C shares through certain financial intermediaries, retirement plans and/or group retirement recordkeeping platforms, omnibus accounts, and in certain other instances, the Fund and its agents may not have been tracking such holding periods, nor currently have the operational and systems capabilities to do so, or they may lack such capabilities entirely, and as such, may not be able to effectively administer this conversion option. Where such limitations exist, the conversion of Class C shares to Class A shares may still occur eight years after the Effective Date, or sooner, provided the shareholder provides documentation to support such a conversion. To determine eligibility for conversions in these circumstances, it is the responsibility of the shareholder and/or their financial advisor to notify the Fund, or the financial intermediary through which the shares are held, that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the shareholder or their financial intermediary may be required to provide records that substantiate the holding period of Class C shares. It is the financial intermediary's (and not the Fund's) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

The conversion of Class C shares to Class A shares will be on the basis of the NAV per share, without the imposition of the Class A share sales load or any additional sales loads, fees, or other charges. Class C shares of a Fund acquired through the reinvestment of dividends and/or capital gains distributions will convert to Class A shares of the same Fund on a pro rata basis once automatic conversions commence. For U.S. federal income tax purposes, a same-Fund conversion generally will not result in the recognition by the investor of a capital gain or loss. However, investors should consult their own tax or legal adviser to discuss their particular circumstances. Class C shareholders should contact their financial intermediary for information on the availability of Class A shares, and should read and consider the information set forth in "Fund Facts — What classes of shares does the Fund offer? — Class A".

Additionally, certain financial intermediaries may implement a conversion holding period of less than eight years, or have additional or differing eligibility requirements than those described in the prospectus. Any such conversion policy is solely the responsibility of the respective financial intermediary to administer and support. Please consult with the financial intermediary through which you hold Fund shares for further information about any such conversion option. However, shareholders must have held the Class C shares being converted for a minimum of one year from the date of purchase of those shares. Shares still subject to a contingent deferred sales charge are not eligible for such conversions. Share class conversions are not eligible for contingent deferred sales charge waivers.

Conversion to Class A Shares

Certain holders of Class C shares issued by Funds in the Calamos Family of Funds may be eligible to convert their Class C shares for Class A shares of the same Fund provided that they: (1) hold their shares through an institution that has a valid Class A sales agreement with CFS authorizing such a conversion; and (2) are otherwise eligible to invest in Class A shares through their financial intermediary in accordance with the criteria set forth in "Fund Facts — What classes of shares does the Fund offer? — Class A". Any such conversion is subject to the Fund’s discretion to accept or reject. In addition, shareholders must have held the Class C shares being converted for a minimum of one year from the date of purchase of those shares. Shares still subject to a contingent deferred sales charge are not eligible for such conversions. Share class conversions are not eligible for contingent deferred sales charge waivers. For U.S. federal income tax purposes, a same-Fund conversion generally will not result in the recognition by the investor of a capital gain or loss. However, investors should consult their own tax or legal adviser to discuss their particular circumstances. Class C shareholders should contact their financial intermediary for information on the availability of Class A shares, and should read and consider the information set forth in "Fund Facts — What classes of shares does the Fund offer? — Class A" before any such conversion.

Conversion to Class I Shares

Certain holders of Class C shares issued by Funds in the Calamos Family of Funds may be eligible to convert their Class C shares for Class I shares of the same Fund provided that they: (1) hold their shares through an institution that has a valid Class I sales agreement with CFS authorizing such a conversion; and (2) are otherwise eligible to invest in Class I shares through their financial intermediary in accordance with the criteria set forth in "Fund Facts — What classes of shares does the Fund offer? — Class I". Any such conversion is subject to the Fund’s discretion to accept or reject. In addition, shareholders must have held the Class C shares being converted for a minimum of one year from the date of purchase of those shares. Shares still subject to a contingent deferred sales charge are not eligible for such conversions. Share class conversions are not eligible for contingent deferred sales charge waivers. For U.S. federal income tax purposes, a same-Fund conversion generally will not result in the recognition by the investor of a capital gain or loss. However, investors should consult their own tax or legal adviser to discuss their particular circumstances. Class C shareholders should contact their financial intermediary for information on the availability of Class I shares, and should read and consider the information set forth in "Fund Facts — What classes of shares does the Fund offer? — Class I" before any such conversion.

Class I Shares

The offering price for Class I shares is the NAV per share with no initial sales charge. There is no contingent deferred sales charge nor distribution or service fees with respect to Class I shares.

Class I shares are offered primarily for direct investment by investors through certain tax-advantaged retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and health care benefit funding plans) and by institutional clients, provided such plans or clients have assets of at least $1 million. Class I shares may also be offered to certain other entities or programs, including, but not limited to, investment companies, fee-based advisory relationships, and brokerage platforms of firms that have agreements with CALAMOS ADVISORS or its affiliates to offer such shares when acting solely on an agency basis for the purchase or sale of such shares, under certain circumstances. If you transact in Class I shares through a brokerage platform, you may be required to pay a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

The minimum initial investment required to purchase the Fund's Class I shares is $1 million. There is no minimum subsequent investment requirement. The Fund may reduce or waive the minimum initial investment of $1 million at its sole discretion. The minimum initial investment is waived for current or retired trustees of the Trust, Calamos Asset Management, Inc. and its subsidiaries, officers, and employees of Calamos Advisors, employees of CFS, or employees of an entity with a selling group arrangement with CFS, and their immediate family members, including a spouse, child, stepchild, parent, stepparents, sibling, grandchild, and grandparent, in each case including in-law and adoptive relationships. It is also waived for clients of Calamos Advisors or an affiliate thereof who acquire shares of the Fund made available through a mutual fund asset allocation program offered by Calamos Advisors or an affiliate thereof. Also, the minimum initial investment for Class I shares may be waived or reduced at the discretion of CFS, the Fund’s distributor, including waivers or reductions for purchases made through certain registered investment advisers, fee-based advisory relationships, qualified third party platforms, certain tax-advantaged retirement plans (as further defined above), and brokerage platforms (as described above). Certain holders of Class A and Class C shares issued by Funds in the CALAMOS FAMILY OF FUNDS may convert their shares for Class I shares of the same Fund provided that they meet certain conditions set forth in this prospectus.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of NAV) and, therefore, the overall investment return, will typically be higher for Class I shares than for Class A and Class C shares.

Advisory Programs Eligible for Class I Shares

Class I shares purchased by accounts participating in certain programs sponsored by and/or controlled by financial intermediaries ("Advisory Programs") may be exchanged by the financial intermediary on behalf of the shareholder for Class A shares of the same Fund under certain circumstances. If a shareholder that holds Class I shares of a Fund no longer participates in an Advisory Program, the Class I shares held by the shareholder may be exchanged by the financial intermediary on behalf of the shareholder for Class A shares of the same Fund under certain circumstances. In this case, the shareholder would be subject to ongoing Class A shares' Rule 12b-1 fees to which it was not previously subject. All such exchanges are initiated by the financial intermediary and not the Fund, and the Fund does not have information or oversight with respect to such exchanges. Such exchanges will be on the basis of each Class' NAV per share, without the imposition of any sales charge, fee or other charge.

Reduced sales charges available through certain financial intermediaries

When purchasing shares through a financial intermediary, you may not benefit from certain policies and procedures of the Fund as your eligibility to purchase shares may be dependent upon the policies and procedures of your financial intermediary, including those regarding reductions or waivers of sales charges and other features of the share class. In all instances, it is your responsibility to notify your financial intermediary of any relationship or other facts that may qualify your investment for sales charge reductions or waivers and other features of the class. Different financial intermediaries may impose different sales charges. Please refer to the Appendix for the sales charge or contingent deferred sales charge waivers or discounts that are applicable to each financial intermediary.

Share Class Conversions

As deemed appropriate and if found to be in the best interest of the shareholders affected, the Fund may make available other share class conversion options, other than those specifically disclosed in this prospectus, at its sole discretion. Holders of a certain share class issued by Funds in the Calamos Family of Funds may be eligible to convert their shares for another share class of the same Fund provided that they: (1) hold their shares through an institution that has a valid sales agreement, for the share classes involved, with CFS authorizing such a conversion; and (2) are otherwise eligible to invest in the share classes involved through their financial intermediary in accordance with the criteria set forth in this prospectus. Shares still subject to a contingent deferred sales charge are not eligible for such conversions. Share class conversions are not eligible for contingent deferred sales charge waivers. For U.S. federal income tax purposes, a same-Fund conversion generally will not result in the recognition by the investor of a capital gain or loss. However, investors should consult their own tax or legal adviser to discuss their particular circumstances. Shareholders should contact their financial intermediary for information on share class availability, and should read and consider the corresponding prospectus before any such conversion.

Money market fund

If you wish to exchange your Fund shares for shares of a money market fund, you may exchange them for shares of the Fidelity Investments Money Market Treasury Portfolio ("Fidelity Treasury Shares"). Class A, Class C and Class I shares of the Funds may be exchanged for Class III, Class IV and Class I Fidelity Treasury Shares.

Fidelity Treasury Shares are offered by a separate prospectus and are not offered by the Fund. You may at any time exchange your Fidelity Treasury Shares back into shares of the equivalent class of the Calamos Family of Funds. However, should you redeem (and not exchange) your Fidelity Treasury Shares, you would pay any applicable contingent deferred sales charge. For a prospectus and more complete information on Fidelity Treasury Shares, including management fees and expenses, please call 866-363-9219. Please read the prospectus relating to Fidelity Treasury Shares carefully.

Not all financial intermediaries make Fidelity Treasury Shares available to their customers who hold shares of the Funds. Please contact your financial intermediary about the availability of Fidelity Treasury Shares.

Contingent deferred sales charges

Any contingent deferred sales charge on redemptions of Class A or Class C shares is based on the lesser of the redemption price or purchase price of the Fund shares. For purposes of determining a contingent deferred sales charge, Fund shares are considered sold on a first-in, first-out basis. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information about the contingent deferred sales charge.

Which class of shares should I purchase?

The decision as to which class of shares you should purchase depends on a number of factors, including the amount and intended length of your investment. An investor making an investment that qualifies for reduced sales charges might consider Class A shares. An investor who prefers not to pay an initial sales charge might consider Class C shares. For more information about the share classes available, consult your financial advisor or call us toll free at 866-363-9219. Please note that financial intermediaries may receive different compensation depending upon which class of shares they sell.

What is the minimum amount I can invest in the Fund?

The minimum initial investment for Class A shares and Class C shares of the Fund is $2,500 per Fund account. For certain qualified retirement plans, such as individual retirement accounts, the minimum initial investment for Class A shares and Class C shares is $500 per Fund account. The minimum subsequent investment for Class A shares and Class C shares of the Fund is $50 per Fund account. The minimum initial investment for Class I shares is $1,000,000 per Fund account, with no minimum subsequent investment amount.

The Fund may waive or reduce the minimum initial or subsequent investment requirement at its sole discretion, including, but not limited to, waivers or reductions for purchases made through any omnibus account or fee-based program of any financial intermediary with whom Calamos Advisors has entered into an agreement, including, without limitation, profit sharing or pension plans, Section 401(k) plans and Section 403(b)(7) plans in the case of employees of public school systems and certain non-profit organizations.

How can I buy shares?

Class A, C, and I shares

You may buy shares of the Fund by contacting us, your financial advisor, your financial intermediary or the broker-dealer that gave you this prospectus. Your financial advisor or another intermediary may charge for its services. You may purchase shares from us directly without any additional charges other than those described above. When you buy shares, be sure to specify whether you want Class A, Class C, or Class I shares. For more information about the share classes available, please contact the financial intermediary through which you are purchasing Fund shares or call us toll free at 866-363-9219. Please note that financial intermediaries may receive different compensation depending upon which class of shares they sell.

The offering price for shares will be based on the NAV per share, plus any applicable sales charge, next computed after receipt by the Fund’s transfer agent of your purchase order in good form on any day the New York Stock Exchange (the "NYSE") is open for trading. Generally, if you place your order by 4:00 p.m. Eastern time, you will receive that day's offering price. Orders placed after 4:00 p.m. Eastern time will receive the following business day's offering price.

At the discretion of the Fund, an investor may be permitted to purchase shares of the Fund by transferring securities to the Fund that meet the Fund's investment objective and policies. Securities transferred to the Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value at the time of the next determination of net asset value after such receipt. Shares issued by the Fund in exchange for securities will be issued at net asset value determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities after such transfers to the Fund will become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors that are permitted to transfer such securities may be required to recognize a taxable gain on such transfer and pay tax thereon, if applicable, measured by the difference between the fair market value of the securities and the investors' basis therein but will not be permitted to recognize any loss. The Trust will not accept securities in exchange for shares of the Fund unless: (1) such securities are, at the time of the exchange, eligible to be included in the Fund's investment portfolio and current market quotations are readily available for such securities; and (2) the investor represents and warrants that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Fund under the Securities Act or under the laws of the country in which the principal market for such securities exists, or otherwise.

We generally do not sell Fund shares to investors residing outside the U.S., District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands, even if they are U.S. citizens or lawful permanent residents of the U.S. We will sell shares to investors residing outside the U.S. if they have U.S. military APO or FPO addresses.

Generally, each purchase of shares is confirmed by a written statement mailed to the shareholder, without issuance of share certificates. You generally may buy shares using the following methods:

By mail

You may purchase shares of the Fund by sending a check payable to the Calamos Family of Funds, along with a completed account application, to the Fund's transfer agent: U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201. A subsequent investment may be made by detaching the investment stub from your account statement and sending it, along with your check, in the envelope provided with your statement. If you do not have the investment stub, include the Fund name, your name, address, and account number on a separate piece of paper along with your check. All checks must be drawn on a U.S. bank in U.S. funds. To prevent check fraud, the Fund will not accept Treasury checks, credit card checks, traveler's checks, starter checks or checks written by third parties for the purchase of shares. The Fund also will not accept payment in cash, money orders, post-dated checks, or conditional orders for the purchase of shares. A $25 charge will be imposed if any check or electronic funds transfer submitted for investment is returned, and the investor will be responsible for any resulting loss sustained by the Fund. If you purchase shares by check or by electronic funds transfer via the Automatic Clearing House ("ACH") Network, and redeem them shortly thereafter, payment may be delayed until the transfer agent is reasonably assured that the check or purchase by ACH has been collected, which may take up to 15 calendar days. You may avoid this delay by buying shares with a wire transfer.

When purchasing shares through a financial intermediary, you may not benefit from certain policies and procedures of the Fund as your eligibility to purchase shares may be dependent upon the policies and procedures of your financial intermediary, including those regarding reductions or waivers of sales charges and other features of the share class

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address. The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services post office box, of purchase orders does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders is based on when the order is received at the transfer agent's offices.

By telephone

Once you have established a Fund account, you may make subsequent purchases of $50 or more over the telephone by debiting your bank account, if this purchase option has been pre-authorized on your Fund account. To electronically debit your bank account, you must hold your account at a financial institution that is an ACH member. The Fund will initiate most electronic transfers from your bank account to pay for the share purchase within that same business day. Generally, if your order is received prior to 4 p.m. Eastern time, your shares will be purchased at the next applicable price calculated on the day your order is placed. To permit telephone purchases, your account must be open for 7 business days, and you must have authorized telephone purchases on your account application. Call us at 866-363-9219 to purchase shares by telephone or to obtain an account application with the telephone purchase option. If you did not authorize telephone purchases on your original account application, you may request telephone purchases by submitting a request to the Fund’s transfer agent, in writing along with a voided check or savings account deposit slip, at U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201.

When purchasing shares through a financial intermediary, you may not benefit from certain policies and procedures of the Fund as your eligibility to purchase shares may be dependent upon the policies and procedures of your financial intermediary, including those regarding purchase features of the share class.

The Fund may modify or terminate the ability to purchase shares by telephone at any time, or from time to time, without notice to shareholders. If your order to purchase shares of the Fund is canceled because your electronic transfer does not clear, you will be charged a $25 service fee, and you will be responsible for any resulting loss incurred by the Fund. The Fund and its transfer agent will be liable for losses resulting from unauthorized telephone purchases only if the Fund does not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

By wire

You may purchase shares by wiring funds from your bank. To establish and initially fund an account by wire, a completed account application is required before your wire can be accepted. You may mail or deliver by overnight mail your completed account application to the transfer agent. Upon receipt of your completed application, the transfer agent will establish an account for you. Your bank must include the name of the Fund, your Fund account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022

Credit:

U.S. Bank Global Fund Services
Account #112-952-137

Further Credit:

(name of Fund to be purchased)
(account registration)
(account number)

Before sending any wire, please advise the Fund and its transfer agent of your intent to wire funds by calling us at 866-363-9219. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. Federal fund purchases will be accepted only on a day on which the Fund and the custodian are open for business. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

When purchasing shares through a financial intermediary, you may not benefit from certain policies and procedures of the Fund as your eligibility to purchase shares may be dependent upon the policies and procedures of your financial intermediary, including those regarding purchase features of the share class.

By exchange

You may exchange Class A shares of a Fund for Class A shares of another Fund in the Calamos Family of Funds or for Class III Fidelity Treasury Shares with no sales charge, if you have previously paid a sales charge on the shares you are exchanging. You may exchange Class C shares of a Fund for Class C shares of another Fund in the Calamos Family of Funds or for Class IV Fidelity Treasury Shares with no sales charge, and the time period for the contingent deferred sales charge will continue to run. You may exchange Class III Fidelity Treasury Shares for Class A shares of a Fund without paying a sales charge, if you have previously paid a sales charge on the shares you are exchanging. You may exchange Class IV Fidelity Treasury Shares for Class C shares of a Fund with no sales charge, if you have previously paid a sales charge on the shares you are exchanging, and the time period for the contingent deferred sales charge will continue to run. You may exchange Class I shares of any Fund for Class I shares of another Fund in the Calamos Family of Funds or for Class I Fidelity Treasury Shares with no sales charge. In addition, you may exchange Class I Fidelity Treasury Shares for Class I shares of any Fund, provided you meet the eligibility requirements for Class I shares. See "Money market fund" above.

Not all financial intermediaries make Fidelity Treasury Shares available to their customers who hold shares of the Funds. Please contact your financial intermediary about the availability of Fidelity Treasury Shares.

The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made, and the amount you exchange must meet any applicable minimum investment of the Fund being purchased. You may exchange your shares by writing to us at the Calamos Family of Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201. If you have authorized telephone exchange on your account application, you may also exchange your shares by calling us at 866-363-9219. An exchange may also be made by instructing your financial advisor, who will communicate your instruction to us. An exchange transaction generally is considered a sale and purchase of shares for U.S. federal income tax purposes and may result in capital gain or loss.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Excessive or short-term exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Accordingly, the Fund may suspend or permanently terminate the exchange privileges of any investor who appears to be engaged in short-term or excessive trading. Although an investor may be precluded from utilizing the exchange privilege, an investor's ability to redeem shares of the Fund for cash will not be affected.

By transmittal from a broker-dealer

Financial intermediaries (such as broker-dealers or other sales agents) may communicate purchase orders by various means to the Fund's transfer agent. When purchasing shares through a financial intermediary, you may not benefit from certain policies and procedures of the Fund as your ability to utilize certain purchase features may be dependent upon the policies and procedures of your financial intermediary, including those regarding purchase features of the share class.

By Automatic Investment Plan

If you own shares of the Fund, you may purchase additional shares of the Fund periodically through the Automatic Investment Plan. Under the Plan, after your initial investment, you may authorize the Fund to withdraw from your bank checking or savings account an amount that you wish to invest on a regularly scheduled basis, which must be for $50 or more. Your financial institution must be a member of the ACH Network to participate.

If you wish to enroll in this Plan, complete the appropriate form. To obtain the form, call 866-363-9219. The Plan is not available to clients of financial advisors that offer similar investment services. The Fund may terminate or modify this privilege at any time. You may change your investment amount or terminate your participation in the Plan at any time by calling us at 866-363-9219 or by written notice to the transfer agent at least five calendar days prior to the effective date of the next transaction. A request to change bank information for this Plan may require a signature guarantee. If your order to purchase shares of the Fund is canceled because your electronic transfer does not clear, you will be charged a $25 service fee, and you will be responsible for any resulting loss incurred by the Fund.

How can I sell (redeem) shares?

Class A, C, and I shares

You may redeem shares of the Fund by contacting us or your financial intermediary. Your financial intermediary may charge for its services. For shares held directly only, you may redeem shares from us directly without any additional charges other than those described below.

Retirement plan record-keepers, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Fund's shares, which may be stricter than those described in this prospectus. You should contact your plan/participant record-keeper or financial intermediary for more information on any additional restrictions, limitations or fees that are imposed in connection with transactions in Fund shares.

Once your written instructions to sell shares of the Fund have been received, you may not cancel or revoke your request. It is, therefore, very important that you call us at 866-363-9219 if you have any questions about the requirements for selling shares before submitting your request.

Class A, C, and I shares

Through your broker-dealer or financial intermediary (certain charges may apply)

Shares held for you in your broker-dealer and/or financial intermediary's name must be sold through the broker-dealer and/or financial intermediary.

Shares held for you in your financial intermediary's or plan/participant record-keeper's name must be sold through the financial intermediary or plan/participant record-keeper. Subject to any restrictions in the applicable specified benefit plan documents, financial intermediaries or plan/participant record-keepers are obligated to transmit redemption orders to the transfer agent promptly and are responsible for ensuring that redemption requests are in proper form. Specified benefit plans, financial intermediaries or plan/participant record-keepers will be responsible for furnishing all necessary documentation to the Fund's transfer agent and may charge for their services. Redemption proceeds will be forwarded to the specified benefit plan, financial intermediary or plan/participant record-keeper as promptly as possible and in any event within seven days after the redemption request is received by the transfer agent in good order.

By writing to the Fund’s transfer agent

When your shares are held for you by the Funds' transfer agent, you may sell your shares by sending a written request to: U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201. Your redemption request must:

1.  specify the Fund, your Fund account number and the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;

2.  be signed by all owners exactly as their names appear on the account; and

3.  for each signature on the redemption request, include a signature guarantee, if necessary.

Certain types of accounts, such as a trust, corporate, nonprofit or retirement accounts, may require additional documentation for their redemption requests to be deemed to be in good order. In the case of shares held by a corporation, the redemption request must be signed in the name of the corporation by an officer whose title must be stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act may be required. In the case of a trust or partnership, the signature must include the name of the registered shareholder and the title of the person(s) signing on its behalf.

Shareholders who have an IRA account must indicate on their written request whether or not to withhold U.S. federal income tax, as redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Under certain circumstances, before shares can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.

In all instances, before submitting your written redemption request to the Fund’s transfer agent, you should first contact the Fund’s transfer agent by telephone at 800-582-6959 to insure that you are providing all required documentation, as the status and type of your account and the amount to be redeemed will determine the requirements to be met. Please also see the "Signature Guarantee Program" section below for further details.

When redeeming shares through a financial intermediary, you may not benefit from certain policies and procedures of the Fund as your ability to utilize certain redemption features may be dependent upon the policies and procedures of your financial intermediary, including those regarding redemption features of the share class.

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address. The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services post office box, of redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of redemption requests is based on when the request is received at the transfer agent's offices.

By telephone

Unless the telephone redemption options were declined on your original account application, you may elect to redeem your shares by telephone and have proceeds sent by wire, ACH or check to your address of record by calling us at 800.582.6959. With either the telephone redemption by check or ACH options, you may sell up to $50,000 worth of shares per day. There is no dollar limit on redemption proceeds sent by wire when using a pre-authorized "telephone redemption by wire" account option (where a pre-authorized bank record is already on file). For redemption proceeds paid by check, you cannot redeem shares by telephone if you have changed the address of record on your account within the preceding 30 days.

If you want redemption proceeds sent to your bank account by either wire transfer (at a current cost of $15 per transfer), or electronic funds transfer via the ACH Network at no cost, you must have selected these alternate payment types on the application. If you have authorized telephone redemptions on your original account application, but would like to change the predetermined bank to which proceeds are sent, please submit your request in writing with a signature guarantee or other acceptable form of authentication from a financial institution source, along with a voided check or savings account deposit slip for the new bank account. Only member banks may transmit funds via the ACH network.

If you declined telephone redemptions on your original account application, you may request the telephone redemption privilege at a later date by submitting a request in writing, which may require a signature guarantee or other acceptable form of authentication from a financial institution source. Please send your request along with a voided check or savings account deposit slip to have proceeds deposited directly into your bank account to U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201.

To redeem shares from your account by telephone, call 800.582.6959. IRA investors will be asked whether or not to withhold U.S. federal income taxes from any distribution. To reduce the risk of fraudulent instruction and to ensure that instructions communicated by telephone are genuine, the Fund will send your redemption proceeds only to the address or bank/brokerage account as shown on its records. The Fund also may record a call, request more information and send written confirmation of telephone transactions. The Fund and its transfer agent will be liable for losses resulting from unauthorized telephone instructions only if the Fund does not follow reasonable procedures designed to verify the identity of the caller. Please verify the accuracy of each telephone transaction as soon as you receive your confirmation statement. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

When redeeming shares through a financial intermediary, you may not benefit from certain policies and procedures of the Fund as your ability to utilize certain redemption features may be dependent upon the policies and procedures of your financial intermediary, including those regarding redemption features of the share class.

During periods of volatile economic and market conditions, you may experience difficulty making a redemption request by telephone, in which case you should make your redemption request in writing. Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to place your telephone transaction. Once you place a telephone transaction request, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).

By transmittal from a broker-dealer

Financial intermediaries (such as broker-dealers or other sales agents) may communicate redemption orders by various means to the Fund's transfer agent. When redeeming shares through a financial intermediary, you may not benefit from certain policies and procedures of the Fund as your ability to utilize certain redemption features may be dependent upon the policies and procedures of your financial intermediary, including those regarding redemption features of the share class.

By systematic withdrawal plan

Under the Fund’s Systematic Withdrawal Plan, you may request that the Fund periodically redeem shares having a specified redemption value. In order to initiate the Systematic Withdrawal Plan, call 866-363-9219 and request a systematic withdrawal form. Generally, your account must have a share balance of $25,000 or more. Withdrawal proceeds are likely to exceed dividends and distributions paid on shares in your account and therefore may deplete and eventually exhaust your account. The periodic payments are redemption proceeds and are taxable as such. With respect to any possible contingent deferred sales charge or redemption fee waivers (as further defined in the Statement of Additional Information), the maximum annual rate at which Class C shares (in their first year following purchase) and Class A shares (applicable to shares purchased at NAV pursuant to the $1,000,000 purchase order privilege for two years after the time of purchase) may be redeemed under the Systematic Withdrawal Plan is 10% of the NAV of the account. Because a sales charge typically is imposed on purchases of Fund shares, you should not purchase shares while participating in the Systematic Withdrawal Plan. Generally, you may modify or terminate your Systematic Withdrawal Plan by calling us at 866-363-9219 or by written notice to the transfer agent received at least five calendar days prior to the effective date of the next withdrawal. You may have a check sent to your address of record or you may have proceeds sent to your predetermined bank account via electronic funds transfer through the ACH Network (which may require a signature guarantee).

When redeeming shares through a financial intermediary, you may not benefit from certain policies and procedures of the Funds as your ability to utilize certain redemption features may be dependent upon the policies and procedures of your financial intermediary, including those regarding redemption features of the share class.

By exchange

You may redeem all or any portion of your shares of a Fund and use the proceeds to purchase shares of any of the other Funds in the Calamos Family of Funds or Fidelity Treasury Shares if your signed, properly completed application is on file. An exchange transaction generally is considered a sale and purchase of shares for U.S. federal income tax purposes and may result in capital gain or loss. See "How can I buy shares? — By exchange" for more information about the exchange privilege.

Not all financial intermediaries make Fidelity Treasury Shares available to their customers who hold shares of the Fund. Please contact your financial intermediary about the availability of Fidelity Treasury Shares.

Signature Guarantee Program

A signature guarantee is a guarantee that your signature is authentic. A signature guarantee is required for a variety of transactions including, but not limited to, requests for changes to your account or to the instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A signature guarantee is designed to protect shareholders and the Fund from fraud by verifying signatures. You can obtain a signature guarantee from most domestic banks, brokers, dealers including CFS, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). An assertion or attestation by a notary public is not a signature guarantee and will not be accepted in place of a signature guarantee.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source. The Fund reserves the right to waive any signature guarantee requirement at their discretion.

A signature guarantee, from a Medallion program member or a non-Medallion program member, is required in the following situations:

•  If ownership is being changed on your account;

•  When redemption proceeds are payable or sent to any person, address or bank account not on record;

•  Written requests to wire redemption proceeds (if not previously authorized on the account);

•  When a redemption is received by the transfer agent and the account address has changed within the last 30 calendar days;

•  For all redemptions in excess of $50,000 from any shareholder account.

Redemption requests

The Fund typically expects that it will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Fund reserves the right to redeem in-kind as described under "Redemption-in-kind". Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a Fund's net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions. The Fund has in place an uncommitted line of credit intended to provide short-term financing, if necessary, subject to certain conditions, in connection with stressed market conditions or atypical redemption activity.

With regard to the Fund's investment in bank loans as compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund's ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse regulatory consequences.

To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders.

If the Fund invests in a loan via a participation, the Fund will be exposed to the ongoing counterparty risk of the entity providing exposure to the loan (and, in certain circumstances, such entity's credit risk), in addition to the exposure the Fund has to the creditworthiness of the borrower.

In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.

Redemption-in-kind

The Fund reserves the right to pay all or part of a redemption request through an in-kind payment (in the form of securities or other assets instead of cash) if the Adviser reasonably believes that a cash redemption would negatively affect the Fund's operation or performance or that the redeeming shareholder may be engaged in market timing, frequent trading or other activity disruptive to portfolio management. Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in liquid portfolio securities rather than cash. If that occurs, the redeeming shareholder might incur brokerage and/or other transaction costs to convert the securities to cash.

Processing time

The Fund will send your redemption proceeds to you by check to the address of record or by wire to a predetermined bank or brokerage account. Redemption proceeds paid by wire will normally be sent on the next business day after receipt of the redemption request. The cost of the wire (currently $15) will be deducted from the redemption proceeds if you are redeeming all of your shares or only a specific number of shares. If you are redeeming a specific dollar amount, the wire fee will be deducted from the remaining balance in the account. You may also have proceeds sent directly to a predetermined bank or brokerage account via electronic funds transfer through the ACH Network if your bank or brokerage firm is an ACH member. There is no charge for an electronic funds transfer through the ACH Network and your proceeds will be credited to your account within two to three business days.

Proceeds from the sale of Fund shares will not be sent to you until the check or ACH purchase used to purchase the shares has cleared, which can take up to 15 calendar days after purchase. You may avoid this delay by buying shares with a wire transfer.

The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission.

Emergency Circumstances

The Fund may postpone the payment of redemption proceeds for up to seven calendar days from the date of redemption. In addition, the Fund can suspend and/or postpone payments of redemption proceeds beyond seven calendar days for:

(1)  any period during which the New York Stock Exchange is closed for other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted;

(2)  any period during which an emergency exists, as a result of which disposal of the securities owned is not reasonably practical or it is not reasonably practical for the Fund to fairly determine the value of its net assets; or

(3)  such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders of the company.

Small accounts

Due to the relatively high cost of handling small accounts, the Fund may give you 30 days written notice that it intends to redeem your shares, at the NAV of those shares, if your account has a value of less than $500. This would not apply if your account value declined to less than $500 as a result of market fluctuations.

Transaction information

Share price

The Fund's share price, or NAV, is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m. Eastern Time) each day that the NYSE is open, in accordance with Rule 22c-1 of the 1940 Act. The NYSE is regularly closed on New Year's Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If the NYSE is closed due to weather or other extenuating circumstances (for examples of other extenuating circumstances, see the section titled "Emergency Circumstances" in this prospectus) on a day it would typically be open for business, the Fund reserves the right to treat such day as a Business Day and accept purchase and redemption orders and calculate the Fund's NAV as of the normally scheduled close of regular trading on the NYSE or such other time that the Fund may determine, in accordance with applicable law. The Fund reserves the right to close if the primary trading markets of the Fund's portfolio instruments are closed and the Fund's management believes that there is not an adequate market to meet purchase, redemption or exchange requests. On any business day when the Securities Industry and Financial Markets Association ("SIFMA") recommends that the securities markets close trading early or when the NYSE closes earlier than scheduled, the Fund may (i) close trading early (as such, the time as of which the NAV is calculated would be advanced and, therefore, also the time by which purchase and redemption orders must be received in order to receive that day's NAV would be advanced) or (ii) accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day. Purchase orders will be accepted only on days which the Fund is open for business.

The NAV per share for each class of Fund shares is calculated by dividing the pro rata share of the value of all of the securities and other assets of the Fund allocable to that class of Fund shares, less the liabilities allocable to that class, by the number of shares of the class outstanding. When shares are purchased or sold, the order is processed at the next NAV (plus any applicable sales charge) that is calculated on a day when the NYSE is open for trading, after receiving a purchase or sale order. On each day that the NYSE is open, Fund shares are ordinarily valued as of the NYSE close. Information that becomes known to the Fund after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine. To the extent circumstances prevent the use of the primary calculation methodology previously described, the Adviser may use alternative methods to calculate the NAV. Because the Fund may invest in securities that are primarily listed on foreign exchanges and trade on days when the Fund does not price its shares, its underlying assets may change in value on days when shareholders will not be able to purchase or redeem the Fund's shares. If shares are purchased or sold through an intermediary, it is the responsibility of that intermediary to transmit those orders to the Fund’s transfer agent so such orders will be received in a timely manner.

A purchase or sale order typically is accepted when the Fund’s transfer agent, an intermediary or plan record-keeper has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation.

Valuation Procedures

The Trust's board of trustees, including a majority of the trustees who are not "interested persons" of the Trust, have designated Calamos Advisors to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As "valuation designee" Calamos Advisors has adopted procedures to guide the determination of the NAV on any day on which the Fund's NAVs are determined. The valuation of the Fund's investments is in accordance with these procedures. Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its net asset value ("NAV"). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated.

If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.

The Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's net asset value ("NAV").

Distribution and Service (Rule 12b-1) Plan

The Fund has a Distribution and Service Plan or "12b-1 Plan." Under the plan, Class A shares pay a distribution and/or service fee at the annual rate of 0.25% of the average daily net assets of the class. Class C shares pay a service fee at the annual rate of 0.25% and a distribution fee at the rate of 0.75%. The distribution fees are for the sale of Fund shares, and the service fees are for services provided to shareholders. Since the Fund's assets are used to pay 12b-1 fees on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than other types of sales charges.

Consequently, long-term shareholders of Class C shares eventually may pay more than the economic equivalent of the maximum initial charges permitted by the Financial Industry Regulatory Authority ("FINRA"). For more information about the 12b-1 Plan, please see the Statement of Additional Information.

Intermediaries

The Fund may authorize intermediaries to accept purchase, exchange and redemption orders on the Fund’s behalf. An order properly received by an intermediary will be deemed to have been received by the Fund as of the time of receipt by the intermediary. If you buy, exchange or redeem shares through an intermediary, you will pay or receive the Fund's NAV per share (plus any applicable sales charge) next calculated after receipt and acceptance of the order by the intermediary, after giving effect to any transaction charge imposed by the intermediary. The Fund's NAV is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern time) each day that the NYSE is open for trading.

If you buy and sell Fund shares through an intermediary or plan record-keeper, that intermediary or plan record-keeper may charge a fee for that service. Any such charges could constitute a substantial portion of a smaller account and may not be in your best interest. The Fund cannot always identify individual accounts or transactions for an account that is facilitated by an intermediary or plan record-keeper. Due to differing operational and systems capabilities, an intermediary may calculate sales charges and fees and track transaction activity differently than the Fund. When transacting in Fund shares, be sure you understand how your intermediary or plan record-keeper calculates sales charges and fees and tracks transaction activity.

Class A, C, and I shares

Shares of the Fund may be purchased through certain intermediaries that are agents of the Fund for the limited purpose of completing purchases and sales. For services provided by such a company with respect to Fund shares (except Class R6 shares) held by that company for its customers, and for shares held in Network Level III accounts, the Fund may pay additional fees for services being provided by the intermediary to the Fund's shareholders. For shares held in sub-accounts, such as those in qualified retirement plans, these fees are often referred to as "sub-transfer agent" or "recordkeeping" fees. The annual fee may either be a percentage of the account's average annual net assets or a specific dollar amount per account, determined on the basis of how the intermediary charges. The board of trustees of the Fund has set maximum limits to these payments.

The Fund’s Adviser or Distributor, out of their own resources and without additional cost to the Fund or its shareholders, may provide additional cash compensation to intermediaries selling shares of the Fund, including third-party administrators of qualified plans whose customers have purchased Fund shares. These amounts would be in addition to the distribution payments made by the Fund under the distribution and service (Rule 12b-1) agreements described above and are commonly referred to as "revenue sharing" payments. These payments are generally a percentage of the account's average annual net assets.

CFS and/or Calamos Advisors may provide additional non-cash compensation to third parties selling the Fund, including affiliated companies, in accordance with relevant FINRA guidelines governing non-cash compensation.

The Distributor may also pay concessions in addition to those described above to broker-dealers so that the Fund is made available by those broker-dealers for their customers.

Payments to Intermediaries may create a conflict of interest by influencing the broker-dealer or other Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Intermediary's website for more information.

In addition, CFS and/or Calamos Advisors may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of the Fund. CFS and/or Calamos Advisors may make payments to participate in intermediary marketing support programs which may provide CFS and/or Calamos Advisors, as applicable, with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary's marketing and communication infrastructure, fund analysis, tools, data and data analytics, business planning and strategy sessions with intermediary personnel, information on industry- or platform specific developments, trends and service providers, and other marketing- related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of the Funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Fund to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Fund available to their customers.

CFS has an Incentive Plan (the "Plan") covering its Intermediary Sales Department. Generally, CFS markets and sells shares of the Calamos Family of Funds to financial advisors, who in turn may recommend that investors purchase shares of the Fund. The Plan is an incentive program that combines discretionary quarterly bonuses with a discretionary annual bonus sales performance and other discretionary factors. Incentive compensation may differ for each fund and is subject to change depending on certain criteria considered by CFS. The Plan creates a potential conflict of interest in that it creates an incentive for the Intermediary Sales Department members to sell one fund over another. CFS' Compliance Department monitors sales and other activity in an effort to detect unusual activity in the context of the compensation structure under the Plan.

Anti-money laundering compliance

The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund will request the following information from all investors: full name, date of birth, Social Security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Corporate, trust, and other entity accounts must provide additional documentation. The Fund will use this information to verify your identity. The Fund will return your application and the monies received to establish your account if any of this information is missing. After your account is established, the Fund may request additional information from you to assist in verifying your identity. If the Fund is unable to verify your identity, they reserve the right to redeem your account at the current day's NAV. If at any time the Fund believes you may be involved in suspicious activity or if your identifying information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to "freeze" your account. The Fund also may be required to provide a governmental agency with information about your attempt to establish a new account or about transactions that have occurred in your account. The Fund also may be required to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund to inform you that it has taken the actions described above.

Transaction restrictions

The Fund reserves the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise. The Fund generally expects to inform any investor within 24 hours if a purchase order has been rejected. The Fund is intended for long-term investment purposes only, and are not intended for short-term or excessive trading. Those practices may disrupt portfolio management strategies and/ or increase expenses, thus harming Fund performance.

The Fund may, in its discretion, suspend, and may permanently terminate, the purchase privileges or the purchase portion of exchange privileges of any investor who engages in trading activity that the Fund believes would be disruptive to the Fund.

Although the Fund will attempt to give prior notice of a suspension or termination of such privileges when it is reasonably able to do so, the suspension or termination may be effective immediately, thereby preventing any uncompleted exchange.

In addition, the Fund receives purchase and sale orders through intermediaries and cannot always identify or reasonably detect short-term or excessive trading that may be facilitated by those intermediaries or by the use of omnibus accounts by those intermediaries. Omnibus accounts are comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Fund, making it more difficult to locate and eliminate short-term or excessive trading. To the degree the Fund is able to identify excessive or short-term trading in accounts maintained by intermediaries, the Fund will seek the cooperation of the intermediary to enforce the Fund's excessive trading policy. However, there can be no assurance that an intermediary will cooperate in all instances. Certain intermediaries may not presently possess the same operational capabilities to track the number of purchase, redemption or exchange orders made by an individual investor as the Fund, or they may lack such capabilities entirely. Certain intermediaries may possess other capabilities to deter short-term or excessive trading upon which the Fund may rely. In general, the Fund cannot eliminate the possibility that short-term or excessive trading activity will occur in the Fund.

The Fund also reserves the right to restrict the account of any investor with respect to purchase orders or the purchase portion of exchange orders, without prior notice, if the trading activity in the account is determined to be disruptive to the Fund. To minimize harm to the Fund and its shareholders, the Fund may, at its sole discretion, exercise these rights if an investor has a history of excessive or disruptive trading. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control. Such restriction typically is placed in the account immediately after such disruptive trading is determined to be occurring.

Excessive trading policies and procedures

Excessive trading may present risks to the Fund’s long-term shareholders. Excessive trading into and out of the Fund can be disruptive to the portfolio, including with respect to the implementation of investment strategies. Excessive trading also may create taxable gains to remaining Fund shareholders and may increase Fund expenses, which may negatively impact investment returns for remaining shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Some investors may seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to engage in a practice known as pricing arbitrage to take advantage of information that becomes available after the close of the foreign markets or exchanges but before the Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. Alternatively, some investors may attempt to benefit from stale pricing — when trading in a security held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV. To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the Fund's NAV, which may negatively impact long-term shareholders. Although the Fund has adopted policies and procedures intended to reduce their exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, the Fund cannot entirely eliminate the potential for short-term arbitrage trades to dilute the value of Fund shares.

The Fund's policy is against trading of Fund shares by Fund shareholders that is disruptive to the management of the Fund. In analyzing whether trading is disruptive, the Fund will consider the purpose of the trades, the effects on the Fund's portfolio and shareholders, and the impact of any costs or administrative charges it may incur (net of any reimbursement by the shareholder). For certain redemption and reinvestment transactions in which the investment adviser or its affiliates may engage, see page 73 of the statement of additional information.

The Fund’s policy is against frequent purchases and redemptions of the Fund's shares that are disruptive to the Fund's portfolio. The Fund attempts to detect and deter excessive trading through the following methods:

•  imposing restrictions on trading or exchange privileges of investors the Fund believes are engaging in short-term or excessive trading, as described under "Transaction restrictions;"

•  utilizing fair valuation of securities, as described under "Valuation procedures;" and

•  monitoring trades.

Although the Fund will take steps to detect and deter abusive trading pursuant to the policies and procedures approved by the board of trustees, there are no assurances that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries as discussed in the "Transaction restrictions" section.

Certain types of transactions will be exempt from the excessive trading policies and procedures. These exempt transactions are certain non-participant directed transactions in retirement plans, and purchases and redemptions by Calamos funds of funds.

The Fund’s policies and procedures regarding excessive trading may be modified by the board of trustees at any time.

Interfund Lending

The SEC has granted an exemptive order to the Fund permitting it to participate in an interfund lending facility whereby participating Fund may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities "fails," resulting in an unanticipated cash shortfall) (the "InterFund Program"). A description of the Fund’s policies and procedures in connection with the InterFund Program is available in the Statement of Additional Information and on the Fund’s website, www.calamos.com.

Distributions and taxes

Dividends and capital gains distributions

You may receive two kinds of distributions from the Fund: dividends and capital gains distributions. Unless you requested on the account application or in writing that distributions be made in cash, all dividends and capital gains distributions are paid by crediting you with additional Fund shares of the same class you already own. In addition, under the same shareholder account registration and within the same share class, dividends and distributions from one Fund may be reinvested into another Fund, with this receiving Fund account being subject to the minimum initial investment requirements. These shares are valued at the next NAV per share that is computed after the dividend or distribution date. There is no sales charge applied. The Fund declares dividends annually Distributions of capital gains, if any, are paid to shareholders by each Fund at least annually. If a dividend check is returned undeliverable, or if a check remains outstanding for six months, the Fund reserves the right to reinvest those dividends in additional shares of the Fund at the current NAV and to designate the account as a dividend reinvestment account.

You may change the distribution option on your account at any time by calling us at 866-363-9219 or by written notice to the transfer agent at least five calendar days prior to the record date of the next distribution.

Taxes

You may realize a capital gain or capital loss when you redeem or exchange shares, provided you hold Fund shares as a capital asset. The gain or loss will be a long-term or short-term capital gain or loss, depending on how long you owned the Fund shares. In addition to U.S. federal income tax, you may also be subject to state and local taxes on the redemption or exchange of Fund shares, depending on the laws of your home state and locality.

You may be taxed on dividends from net investment income and capital gains distributions at different rates depending on your tax situation. Dividends paid by the Fund from net investment income generally are taxable to you as ordinary income, unless paid from "qualified dividend income," as described below. U.S. federal taxes on distributions of capital gains by the Fund are determined by how long the Fund owned the investments that generated the gains, rather than by how long you have owned your shares.

Distributions of gains from investments that the Fund owned for more than one year and that are properly reported by the Fund as capital gain dividends will generally be taxable to you as long-term capital gains. Distributions of gains from investments that a Fund owned for one year or less will generally be taxable to you as ordinary income. Annually, the Funds will advise you of the source of your distributions for tax purposes. Distributions to you are taxable even if they are paid from income or gains earned by the Fund before you invested in the Fund (and thus were included in the price paid for the Fund shares). Distributions are subject to U.S. federal income tax, whether received in cash or reinvested in additional Fund shares or shares of another fund, and may be subject to state or local taxes.

A portion of the dividends from net investment income paid by the Fund may be eligible for the reduced rate applicable to "qualified dividend income," provided that the recipient of the dividend is an individual and that certain holding period and other requirements are met at both the shareholder and Fund level. No assurance can be given as to what portion of the dividends paid by the Fund will consist of "qualified dividend income."

The dividends and distributions paid by the Fund are generally taxable to you as of the date of payment, except for those distributions declared and payable to shareholders of record on a date in October, November or December and paid in January of the next year. Such a distribution will be treated as though it were received on December 31 of the year in which it is declared.

Income and proceeds received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. The Fund's return on investments subject to such taxes will be decreased. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's assets at taxable year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

The Fund's transactions in derivatives, as well as any of its hedging, short sale, securities loan or similar transactions may be subject to one or more special tax rules. These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders and thus taxes payable by shareholders.

The Fund may be required to withhold U.S. federal income tax ("backup withholding") from payments to you if:

•  you fail to furnish your properly certified Social Security or other tax identification number;

•  you fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income; or

•  the IRS informs the Fund that your tax identification number is incorrect.

These certifications are contained in the application that you complete and return when you open an account. The Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for the Fund to reimburse you for amounts withheld. Backup withholding is not an additional tax. You may claim the amount withheld as a credit on your U.S. federal income tax return, provided you furnish the appropriate information to the IRS.

The above is only a summary of certain U.S. federal tax consequences of investing in the Fund. You should consult your tax adviser for more information about your own tax situation, including possible foreign, state, and local taxes.

Other information

Shareholder accounts

Each shareholder of the Fund receives quarterly account statements showing transactions in Fund shares, with a balance denominated in Fund shares. A confirmation will be sent to the shareholder upon purchase, redemption, or change of shareholder address (sent to both the former and the new address).

Retirement plans

You may use the Fund as an investment for your IRA, profit sharing plan, pension plan, Section 401(k) plan, Section 403(b)(7) plan in the case of employees of public school systems and certain non-profit organizations, and certain other qualified plans. A master IRA plan document and information regarding IRA plan administration, fees, and other details are available from us or your plan administrator or record-keeper. For direct investments via corporate retirement plans, please note that neither the Fund nor its transfer agent offers master plan documentation and/or record-keeping services.

Prospectuses and shareholder reports

The Fund reduces the number of duplicate prospectuses and other documents, including annual and semiannual reports you receive, by sending only one copy of each to those addresses shared by two or more accounts. Call us at 866-363-9219 or write to us at the Calamos Family of Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201 if you want to receive individual copies of these documents. The Fund will begin sending you individual copies within 30 days of your request.

Lost Shareholders, Inactive Accounts and Unclaimed Property

It is important that the Fund maintains a correct address for each investor. An incorrect address may cause an investor's account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Funds will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then it will determine whether the investor's account can legally be considered abandoned. Mutual fund accounts may be transferred to the state government of an investor's state of residence if no activity occurs within the account during the "inactivity period" specified in the applicable state's abandoned property laws, which varies by state. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction. Please proactively contact the transfer agent at 800.582.6959 at least annually to ensure your account remains in active status. Investors who are residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the transfer agent to complete a Texas Designation of Representative form.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance during the periods indicated below for Class A, Class C, Class I, as applicable. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Deloitte & Touche LLP, an independent registered public accounting firm, has audited the information presented. The report of Deloitte & Touche LLP, along with the Funds' financial statements and financial highlights, is included in the Fund's annual report to shareholders for the fiscal year ended October 31, 2024, which is available upon request.

Selected data for a share outstanding throughout each year were as follows:

	CLASS A					CLASS C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$39.42	$38.33	$48.18	$36.26	$33.43	$39.57	$38.57	$48.55	$36.57	$33.68
Income from investment operations:
Net investment income (loss)(a)	0.08	0.19	0.08	0.07	0.30	(0.26)	(0.11)	(0.24)	(0.25)	0.04
Net realized and unrealized gain (loss)	11.32	2.38	(7.32)	13.01	3.74	11.36	2.38	(7.37)	13.12	3.79
Total from investment operations	11.40	2.57	(7.24)	13.08	4.04	11.10	2.27	(7.61)	12.87	3.83
Distributions:
Dividends from net investment income	(0.26)	(0.44)	(0.24)	(0.27)	(0.41)	(0.06)	(0.23)	—	—	(0.14)
Dividends from net realized gains	(1.50)	(1.04)	(2.37)	(0.89)	(0.80)	(1.50)	(1.04)	(2.37)	(0.89)	(0.80)
Total distributions**	(1.76)	(1.48)	(2.61)	(1.16)	(1.21)	(1.56)	(1.27)	(2.37)	(0.89)	(0.94)
Net asset value, end of year	$49.06	$39.42	$38.33	$48.18	$36.26	$49.11	$39.57	$38.57	$48.55	$36.57

Ratios and supplemental data:
Total return(b)	29.65%	6.86%	(15.77%)	36.68%	12.43%	28.70%	6.08%	(16.41%)	35.66%	11.62%
Net assets, end of year (000)	$1,387,946	$1,182,667	$1,199,491	$1,531,445	$1,163,876	$106,421	$79,895	$84,104	$98,647	$101,490
Ratio of net expenses to average net assets	1.05%	1.06%	1.05%	1.06%	1.08%	1.80%	1.81%	1.80%	1.81%	1.84%
Ratio of gross expenses to average net assets prior to expense reductions	1.05%	1.06%	1.05%	1.06%	1.08%	1.80%	1.81%	1.80%	1.81%	1.84%
Ratio of net investment income (loss) to average net assets	0.18%	0.48%	0.19%	0.15%	0.86%	(0.57%)	(0.27%)	(0.56%)	(0.57%)	0.13%

	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	28%	20%	24%	18%	35%

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$37.47	$36.50	$46.02	$34.68	$32.03

Income from investment operations:
Net investment income (loss)(a)	0.19	0.27	0.17	0.17	0.36
Net realized and unrealized gain (loss)	10.75	2.25	(6.97)	12.44	3.58
Total from investment operations	10.94	2.52	(6.80)	12.61	3.94
Distributions:
Dividends from net investment income	(0.37)	(0.51)	(0.35)	(0.38)	(0.49)
Dividends from net realized gains	(1.50)	(1.04)	(2.37)	(0.89)	(0.80)
Total distributions**	(1.87)	(1.55)	(2.72)	(1.27)	(1.29)
Net asset value, end of year	$46.54	$37.47	$36.50	$46.02	$34.68
Ratios and supplemental data:
Total return(b)	30.00%	7.12%	(15.55%)	37.02%	12.72%
Net assets, end of year (000)	$1,301,172	$978,583	$977,765	$1,211,985	$818,641
Ratio of net expenses to average net assets	0.80%	0.81%	0.80%	0.81%	0.83%
Ratio of gross expenses to average net assets prior to expense reductions	0.80%	0.81%	0.80%	0.81%	0.83%
Ratio of net investment income (loss) to average net assets	0.43%	0.73%	0.44%	0.40%	1.11%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Registrant is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith files reports and other information with the Securities and Exchange Commission.

Proxy material, reports and other information filed by the Registrant is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Statement of Additional Information

Calamos Investment Trust

(the “Trust”)

2020 Calamos Court

Naperville, Illinois 60563

(866) 363-9219

July 3, 2025

This Statement of Additional Information (the “SAI”) relates to the proposed reorganization (the “Reorganization”) of Calamos Dividend Growth Fund (“Target Fund” or “Dividend Growth”) with and into Calamos Growth and Income Fund (“Acquiring Fund” or “Growth and Income”) (each a “Fund” and together, the “Funds”), each a series of the Trust.

This SAI contains information which may be of interest to shareholders of the Target Fund but which is not included in the combined Prospectus/Proxy Statement dated July 3, 2025 (the “Prospectus/Proxy Statement”) which relates to the Reorganization. As described in the Prospectus/Proxy Statement, the Reorganization would involve the transfer of all the assets of the Target Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Target Fund by the Acquiring Fund. The Target Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation and termination of the Target Fund.

This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

(i)	The Statement of Additional Information, as supplemented, dated February 28, 2025 for the Funds (File Nos. 33-19228 and 811-05443); and

(ii)	The audited annual financial statements for the period ending October 31, 2024 contained in the Trust’s Form N-CSR filing for each Fund (File Nos. 33-19228 and 811-05443).

This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to the Target Fund or the Acquiring Fund (each a “Fund” and collectively, the “Funds”) at c/o Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563, or by calling (866) 363-9219.

Supplemental Financial Information

Rule 6-11(d)(2) under Regulation S-X requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Acquiring Fund are not included in this SAI.

Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

A table showing the fees and expenses of the Target Fund and the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the section entitled “How do the Funds’ fees and expenses compare?” of the Proxy Statement/Prospectus.

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The Reorganization will not result in a material change to the Target Fund's investment portfolio due to the investment restrictions of the Acquiring Fund. In particular, each security held by the Target Fund is eligible to be held by the Acquiring Fund. However, it is anticipated that approximately 23% of the Target Fund's holdings will be aligned or sold and the proceeds invested in securities that the Acquiring Fund wishes to hold. The Target Portfolio will bear its own transaction costs related to the Reorganization, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable. The Adviser currently estimates such transaction costs to be $17,149.10 of the Target Fund's net assets (0.085%).

There are no material differences in the accounting policies of the Target Fund as compared to those of the Acquiring Fund.

(Remainder of this page intentionally left blank.)

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PART C.

OTHER INFORMATION

ITEM 15.	INDEMNIFICATION.

Article VI of the Fourth Amended Agreement and Declaration of Trust of Registrant (Exhibit (1) to this registration statement, which is incorporated herein by reference) provides that the Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”)) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined, in one of the manners described below, that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (either and both of the conduct described in (i) and (ii) being referred to hereafter as “Disabling Conduct”).

A determination that a Covered Person is entitled to indemnification despite allegations of Disabling Conduct may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason or any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Party ultimately will be found to be entitled to indemnification.

The registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser and certain persons affiliated with them are insured, within the limits and subject to the limitations of the insurance, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings. The insurance expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses

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incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

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ITEM 16.	EXHIBITS.

(1)(a)	Fourth Amended and Restated Agreement and Declaration of Trust, dated May 15, 2012 (incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A, filed on February 27, 2013).

(1)(b)	Amendment No. 1 to Fourth Amended and Restated Agreement and Declaration of Trust, dated February 26, 2013 (incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A, filed on February 27, 2013).

(1)(c)	Amendment No. 2 to Fourth Amended and Restated Agreement and Declaration of Trust, dated May 24, 2013 (incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(1)(d)	Amendment No. 3 to Fourth Amended and Restated Agreement and Declaration of Trust, dated July 19, 2013 (incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(1)(e)	Amendment No. 4 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated November 6, 2013 (incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(1)(f)	Amendment No. 5 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated February 14, 2014 (incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2014).

(1)(g)	Amendment No. 6 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated November 4, 2014 (incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, filed on December 30, 2014).

(1)(h)	Amendment No. 7 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated November 9, 2015 (incorporated by reference to Exhibit (a)(8) to Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A, filed on April 1, 2016).

(1)(i)	Amendment No. 8 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated October 27, 2016 (incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 108 to Registrant’s Registration Statement on Form N-1A, filed on February 27, 2017).

(1)(j)	Amendment No. 9 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated February 7, 2017 (incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 108 to Registrant’s Registration Statement on Form N-1A, filed on February 27, 2017).

(1)(k)	Amendment No. 10 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated June 23, 2017 (incorporated by reference to Exhibit (a)(11) to Post-Effective Amendment No. 110 to Registrant’s Registration Statement on Form N-1A, filed on July 10, 2017).

(1)(l)	Amendment No. 11 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated December 13, 2017 (incorporated by reference to Exhibit (a)(12) to Post-Effective Amendment No. 113 to Registrant’s Registration Statement on Form N-1A, filed on February 23, 2018).

(1)(m)	Amendment No. 12 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated May 15, 2018 (incorporated by reference to Exhibit (a)(13) to Post-Effective Amendment No. 115 to Registrant’s Registration Statement on Form N-1A, filed on June 15, 2018).

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(1)(n)	Amendment No. 13 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated June 29, 2018 (incorporated by reference to Exhibit (a)(14) to Post-Effective Amendment No. 116 to Registrant’s Registration Statement on Form N-1A, filed on July 18, 2018).

(1)(o)	Amendment No. 14 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated January 25, 2019 (incorporated by reference to Exhibit (a)(15) to Post-Effective Amendment No. 121 to Registrant’s Registration Statement on Form N-1A, filed on January 28, 2019).

(1)(p)	Amendment No. 15 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated April 24, 2019 (incorporated by reference to Exhibit (a)(16) to Post-Effective Amendment No. 125 to Registrant’s Registration Statement on Form N-1A, filed on April 29, 2019).

(1)(q)	Amendment No. 16 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated February 19, 2020 (incorporated by reference to Exhibit (a)(17) to Post-Effective Amendment No. 131 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2020).

(1)(r)	Amendment No. 17 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated April 20, 2020 (incorporated by reference to Exhibit (a)(18) to Post-Effective Amendment No. 133 to Registrant’s Registration Statement on Form N-1A, filed on April 24, 2020).

(1)(s)	Amendment No. 18 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated March 26, 2021 (incorporated by reference to Exhibit (a)(19) to Post-Effective Amendment No. 137 to Registrant's Registration Statement on Form N-1A, filed on April 26, 2021).

(1)(t)	Amendment No. 19 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated September 27, 2021 (incorporated by reference to Exhibit (a)(20) to Post-Effective Amendment No. 140 to Registrant’s Registration Statement on Form N-1A, filed on December 14, 2021).

(1)(u)	Amendment No. 20 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated January 6, 2022 (incorporated by reference to Exhibit (a)(21) to Post-Effective Amendment No. 141 to Registrant’s Registration Statement on Form N-1A, filed on January 14, 2022).

(1)(v)	Amendment No. 21 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated April 20, 2023 (incorporated by reference to Exhibit (a)(22) to Post-Effective Amendment No. 149 to Registrant’s Registration Statement on Form N-1A, filed on September 27, 2023).

(2)	Bylaws, as amended through September 22, 2015 (incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A, filed on November 6, 2015).

(3)	Not applicable

(4)	Form of Agreement and Plan of Reorganization (filed herewith as Exhibit A to the Prospectus/Proxy Statement)

(5)	See Articles IV and V of Exhibit (1), above.

(6)(a)	Amended and Restated Management Agreement with Calamos Advisors LLC, dated June 29, 2022 (incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2023).

(6)(b)	Amendment, dated August 1, 2006, to Management Agreement, dated December 13, 2004, with Calamos Advisors LLC (incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

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(6)(c)	Letter Agreement with Calamos Advisors LLC, dated March 7, 2008 (incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(6)(d)	Form of Notification to Calamos Asset Management, Inc. regarding Establishment of Calamos Opportunistic Value Fund (formerly known as the Calamos Mid Cap Value Fund) (incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A, filed on December 18, 2001).

(6)(e)	Notification to Calamos Advisors LLC, regarding Establishment of Calamos Multi-Fund Blend, dated March 30, 2006 (incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(6)(f)	Form of Notification to Calamos Advisors LLC, regarding Fee Schedule Amendment (incorporated by reference to Exhibit (d) (6) to Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2006).

(6)(g)	Notification to Calamos Advisors LLC, regarding Fee Schedule Amendment (incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, filed on December 30, 2014).

(6)(h)	Notification to Calamos Advisors LLC, regarding Establishment of Global Equity Fund, dated as of March 1, 2007 (incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(6)(i)	Notification to Calamos Advisors LLC, regarding Establishment of Government Money Market Fund, dated May 8, 2007 (incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A, filed on May 16, 2007).

(6)(j)	Notification to Calamos Advisors LLC, regarding Establishment of Total Return Bond Fund, dated June 15, 2007 (incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(6)(k)	Notification to Calamos Advisors LLC, regarding Establishment of 130/30 Equity Growth Fund and New World Growth Fund, dated March 7, 2008 (incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(6)(l)	Notification to Calamos Advisors LLC, regarding Establishment of Emerging Market Equity Fund (incorporated by reference to Exhibit (d)(15) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(6)(m)	Notification to Calamos Advisors LLC, regarding Establishment of Global Convertible Fund and Hedged Equity Income Fund (incorporated by reference to Exhibit (d)(17) to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, filed on December 30, 2014).

(6)(n)	Notification to Calamos Advisors LLC, regarding Establishment of Phineus Long/Short Fund (incorporated by reference to Exhibit (d)(19) to Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A, filed on April 1, 2016).

(6)(o)	Notification to Calamos Advisors LLC, regarding Establishment of Short-Term Bond Fund (incorporated by reference to Exhibit (d)(18) to Post-Effective Amendment No. 117 to Registrant’s Registration Statement on Form N-1A, filed on August 28, 2018).

(6)(p)	Notification to Calamos Advisors LLC, regarding Establishment of Timpani Small Cap Growth Fund (incorporated by reference to Exhibit (d)(16) to Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A, filed on April 12, 2019).

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(6)(q)	Notification to Calamos Advisors LLC, regarding Establishment of Timpani SMID Growth Fund (incorporated by reference to Exhibit (d)(17) to Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2019).

(6)(r)	Notification to Calamos Advisors LLC, regarding Establishment of Global Sustainable Equities Fund (incorporated by reference to Exhibit (d)(18) to Post-Effective Amendment No. 142 to Registrant's Registration Statement on Form N-1A, filed on February 23, 2022).

(6)(s)	Form of Notification to Calamos Advisors LLC, regarding Establishment of International Small Cap Growth Fund (incorporated by reference to Exhibit (d)(19) to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, filed on March 30, 2022).

(6)(t)	Notification to Calamos Advisors LLC, dated September 26, 2023, regarding Establishment of Merger Arbitrage Fund (incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 150 to Registrant’s Registration Statement on Form N-1A, filed on February 23, 2024).

(6)(u)	Letter Agreement with Calamos Advisors LLC, dated December 19, 2013 (incorporated by reference to Exhibit (d)(16) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(6)(v)	Letter Agreement with Calamos Advisors LLC, dated March 26, 2010 (incorporated by reference to Exhibit (d)(13) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(6)(w)	Letter Agreement with Calamos Advisors LLC, dated December 15, 2015 (incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A, filed on April 1, 2016).

(6)(x)	Letter Agreement with Calamos Advisors LLC, dated June 21, 2017 (incorporated by reference to Exhibit (d)(21) to Post-Effective Amendment No. 110 to Registrant’s Registration Statement on Form N-1A, filed on July 10, 2017).

(6)(y)	Letter Agreement with Calamos Advisors LLC, dated June 29, 2018 (incorporated by reference to Exhibit (d)(23) to Post-Effective Amendment No. 117 to Registrant’s Registration Statement on Form N-1A, filed on August 28, 2018).

(6)(z)	Letter Agreement with Calamos Advisors LLC, dated March 12, 2019 (incorporated by reference to Exhibit (d)(22) to Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A, filed on April 12, 2019).

(6)(aa)	Letter Agreement with Calamos Advisors LLC, dated July 9, 2019 (incorporated by reference to Exhibit (d)(24) to Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2019).

(6)(bb)	Letter Agreement with Calamos Advisors LLC, dated December 14, 2021 (incorporated by reference to Exhibit (d)(26) to Post-Effective Amendment No. 142 to Registrant's Registration Statement on Form N-1A, filed on February 23, 2022).

(6)(cc)	Form of Letter Agreement with Calamos Advisors LLC, dated March 23, 2022 (incorporated by reference to Exhibit (d)(28) to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, filed March 30, 2022).

(6)(dd)	Letter Agreement with Calamos Advisors LLC, dated September 26, 2023 (incorporated by reference to Exhibit (d)(30) to Post-Effective Amendment No. 150 to Registrant’s Registration Statement on Form N-1A, filed on February 23, 2024).

6

(6)(ee)	Organizational Expenses Agreement, dated December 13, 2004, relating to International Growth Fund (incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(6)(ff)	Organizational Expenses Agreement, dated March 30, 2006, relating to Multi-Fund Equity (incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(6)(gg)	Organizational Expenses Agreement, dated as of March 1, 2007, relating to Global Equity Fund (incorporated by reference to Exhibit (d)(13) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(6)(hh)	Organizational Expenses Agreement, dated May 8, 2007, relating to Government Money Market Fund (incorporated by reference to Exhibit (d) (14) to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A, filed on May 16, 2007).

(6)(ii)	Organizational Expenses Agreement, dated June 15, 2007, relating to Total Return Bond Fund (incorporated by reference to Exhibit (d)(16) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(6)(jj)	Organizational Expenses Agreement, dated March 7, 2008, relating to 130/30 Equity Growth Fund and New World Growth Fund (incorporated by reference to Exhibit (d)(18) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(6)(kk)	Organizational Expenses Agreement, dated June 21, 2013, relating to Dividend Growth Fund (incorporated by reference to Exhibit (d)(25) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(6)(ll)	Organizational Expenses Agreement, dated December 19, 2013, relating to Emerging Market Equity Fund (incorporated by reference to Exhibit (d)(28) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(6)(mm)	Organizational Expenses Agreement, dated December 18, 2014, relating to Global Convertible and Hedged Equity Income Fund (incorporated by reference to Exhibit (d)(31) to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, filed on December 30, 2014).

(6)(nn)	Organizational Expenses Agreement, dated December 15, 2015, relating to Phineus Long/Short Fund (incorporated by reference to Exhibit (d)(34) to Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A, filed on April 1, 2016).

(6)(oo)	Organizational Expenses Agreement, dated June 29, 2018, relating to Short-Term Bond Fund (incorporated by reference to Exhibit (d)(34) to Post-Effective Amendment No. 117 to Registrant’s Registration Statement on Form N-1A, filed on August 28, 2018).

(6)(pp)	Organizational Expenses Agreement, dated July 9, 2019, relating to Timpani SMID Growth Fund (incorporated by refence to Exhibit (d)(36) to Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2019).

(6)(qq)	Organizational Expenses Agreement, dated September 26, 2023, relating to Merger Arbitrage Fund (incorporated by reference to Exhibit (d)(43) to Post-Effective Amendment No. 150 to Registrant’s Registration Statement on Form N-1A, filed on February 23, 2024).

(7)(a)	Nineteenth Amended and Restated Distribution Agreement, dated September 26, 2023, with Calamos Financial Services LLC (incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 150 to Registrant’s Registration Statement on Form N-1A, filed on February 23, 2024).

7

(7)(b)	Selling Group Agreement, revised September 2000 (incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

(8)	Not applicable.

(9)(a)	Master Custodian Agreement with State Street Bank and Trust Company, dated September 11, 2009 (incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(9)(b)	Notification of Additional Funds, dated December 16, 2009, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(9)(c)	Notification of Additional Funds, dated March 15, 2013, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(9)(d)	Notification of Additional Funds, dated July 26, 2013, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(9)(e)	Notification of Additional Funds, dated December 19, 2013, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(9)(f)	Notification of Additional Funds, dated December 18, 2014, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, filed on December 30, 2014).

(9)(g)	Notification of Additional Fund, dated January 21, 2016, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(7) to Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A, filed on April 1, 2016).

(9)(h)	Notification of Additional Fund, dated June 29, 2018, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(8) to Post-Effective Amendment No. 117 to Registrant’s Registration Statement on Form N-1A, filed on August 28, 2018).

(9)(i)	Notification of Additional Fund, dated March 12, 2019, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(9) to Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A, filed on April 12, 2019).

(9)(j)	Notification of Additional Fund, dated July 9, 2019, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(10) to Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2019).

(9)(k)	Notification of Additional Fund, dated December 14, 2021, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(11) to Post-Effective Amendment No. 142 to Registrant's Registration Statement on Form N-1A, filed on February 23, 2022).

(9)(l)	Form of Notification of Additional Fund, dated March 23, 2022, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(12) to Post-Effective Amendment No. 143 to Registrant's Registration Statement on Form N-1A, filed on March 30, 2022).

8

(9)(m)	Notification of Additional Fund, dated October 31, 2022, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(13) to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2023).

(9)(n)	Notification of Additional Fund, dated December 21, 2022, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(14) to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2023).

(9)(o)	Notification of Additional Funds, dated September 26, 2023, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(15) to Post-Effective Amendment No. 150 to Registrant’s Registration Statement on Form N-1A, filed on February 23, 2024).

(9)(p)	Notification of Additional Funds, dated December 12, 2023, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(16) to Post-Effective Amendment No. 150 to Registrant’s Registration Statement on Form N-1A, filed on February 23, 2024).

(9)(q)	Notification of Additional Funds, dated April 24, 2024, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(17) to Post-Effective Amendment No. 152 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2025).

(9)(r)	Notification of Additional Funds, dated May 29, 2024, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(18) to Post-Effective Amendment No. 152 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2025).

(9)(s)	Notification of Additional Funds, dated July 1, 2024, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(19) to Post-Effective Amendment No. 152 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2025).

(9)(t)	Notification of Additional Funds, dated August 26, 2024, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(20) to Post-Effective Amendment No. 152 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2025).

(9)(u)	Notification of Additional Funds, dated September 25, 2024, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(21) to Post-Effective Amendment No. 152 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2025).

(9)(v)	Notification of Additional Funds, dated November 6, 2024, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(22) to Post-Effective Amendment No. 152 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2025).

(9)(w)	Notification of Additional Funds, dated January 24, 2025, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(23) to Post-Effective Amendment No. 152 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2025).

(10)(a)	Twenty-First Amended and Restated Distribution Plan (incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 150 to Registrant’s Registration Statement on Form N-1A, filed on February 23, 2024).

(10)(b)	Amended and Restated Plan Pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 (incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 122 to Registrant’s Registration Statement on Form N-1A, filed on February 22, 2019).

(11)	Opinion and Consent of Ropes & Gray LLP regarding legality of issuance of shares and other matters (filed herewith).

9

(12)	Opinion of Ropes & Gray on tax matters (to be filed by amendment).

(13)(a)	Master Services Agreement, dated March 15, 2004, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(13)(b)	Notification of Additional Funds, dated March 31, 2006, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(13)(c)	Notification of Additional Funds, dated February 28, 2007, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(13)(d)	Notification of Additional Funds, dated May 8, 2007, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(13)(e)	Notification of Additional Funds, dated June 15, 2007 pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

10

(13)(f)	Notification of Additional Funds, dated March 7, 2008, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(13)(g)	Notification of Additional Funds, dated December 16, 2009, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(13)(h)	Notification of Additional Funds, dated March 15, 2013, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A, filed on May 31, 2013).

(13)(i)	Notification of Additional Funds, dated June 21, 2013, pursuant to Master Services Agreement dated March 15, 2004 (incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(13)(j)	Notification of Additional Funds, dated December 19, 2013, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(13)(k)	Notification of Additional Funds, dated December 18, 2014, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(11) to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, filed on December 30, 2014).

(13)(l)	Notification of Additional Fund, dated January 21, 2016, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(12) to Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A, filed on April 1, 2016).

(13)(m)	Notification of Additional Fund, dated June 29, 2018, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 117 to Registrant’s Registration Statement on Form N-1A, filed on August 28, 2018).

(13)(n)	Notification of Additional Fund, dated March 12, 2019, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(14) to Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A, filed on April 12, 2019).

(13)(o)	Notification of Additional Fund, dated July 9, 2019, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(15) to Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2019).

(13)(p)	Notification of Additional Fund, dated December 14, 2021, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(16) to Post-Effective Amendment No. 142 to Registrant's Registration Statement on Form N-1A, filed on February 23, 2022).

(13)(q)	Form of Notification of Additional Fund, dated March 23, 2022, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 143 to Registrant's Registration Statement on Form N-1A, filed on March 30, 2022).

(13)(r)	Notification of Additional Fund, dated October 31, 2022, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(17)(i) to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2023).

11

(13)(s)	Notification of Additional Fund, dated December 21, 2022, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(17)(ii) to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2023).

(13)(t)	Notification of Additional Funds, dated September 26, 2023, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(20) to Post-Effective Amendment No. 150 to Registrant’s Registration Statement on Form N-1A, filed on February 23, 2024).

(13)(u)	Notification of Additional Funds, dated December 12, 2023, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(21) to Post-Effective Amendment No. 150 to Registrant’s Registration Statement on Form N-1A, filed on February 23, 2024).

(13)(v)	Notification of Additional Funds, dated April 24, 2024, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(22) to Post-Effective Amendment No. 152 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2025).

(13)(w)	Notification of Additional Funds, dated May 29, 2024, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 152 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2025).

(13)(x)	Notification of Additional Funds, dated July 1, 2024, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 152 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2025).

(13)(y)	Notification of Additional Funds, dated August 26, 2024, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(25) to Post-Effective Amendment No. 152 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2025).

(13)(z)	Notification of Additional Funds, dated September 25, 2024, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(26) to Post-Effective Amendment No. 152 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2025).

(13)(aa)	Notification of Additional Funds, dated November 6, 2024, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(27) to Post-Effective Amendment No. 152 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2025).

(13)(bb)	Notification of Additional Funds, dated January 24, 2025, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(28) to Post-Effective Amendment No. 152 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2025).

(13)(cc)	Letter Agreement, dated March 15, 2004, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(13)(dd)	Letter Agreement, dated October 31, 2004, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h) (4) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(13)(ee)	Letter Agreement, dated March 31, 2006, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(13)(ff)	Letter Agreement, dated February 28, 2007, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h) (8) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

12

(13)(gg)	Letter Agreement, dated May 8, 2007, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

13

(13)(hh)	Letter Agreement, dated September 16, 2009, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(12) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(13)(ii)	Second Amended and Restated Transfer Agent Servicing Agreement by and among Calamos Investment Trust, Calamos Advisors Trust and U.S. Bancorp Fund Services, LLC dated October 31, 2022 (incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2023).

(13)(jj)	First Amendment to the Second Amended and Restated Transfer Agent Servicing Agreement by and among Calamos Investment Trust, Calamos Advisors Trust, Calamos Antetokounmpo Sustainable Equities Trust and U.S. Bancorp Fund Services, LLC, dated September 28, 2023 (incorporated by reference to Exhibit (h)(29) to Post-Effective Amendment No. 150 to Registrant’s Registration Statement on Form N-1A, filed on February 23, 2024).

(13)(kk)	Amendment, dated July 5, 2017, to Amended and Restated Transfer Agent Servicing Agreement by and among Calamos Investment Trust, Calamos Advisors Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2017 (incorporated by reference to Exhibit (h)(20) to Post-Effective Amendment No. 113 to Registrant’s Registration Statement on Form N-1A, filed on February 23, 2018).

(13)(ll)	Amendment, dated June 29, 2018, to Amended and Restated Transfer Agent Servicing Agreement by and among Calamos Investment Trust, Calamos Advisors Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2017 (incorporated by reference to Exhibit (h)(22) to Post-Effective Amendment No. 117 to Registrant’s Registration Statement on Form N-1A, filed on August 28, 2018).

(13)(mm)	Amendment, dated March 12, 2019, to Amended and Restated Transfer Agent Servicing Agreement by and among Calamos Investment Trust, Calamos Advisors Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2017 (incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A, filed on April 12, 2019).

(13)(nn)	Amendment, dated July 9, 2019, to Amended and Restated Transfer Agent Servicing Agreement by and among Calamos Investment Trust, Calamos Advisors Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2017 (incorporated by reference to Exhibit (h)(26) to Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2019).

(13)(oo)	Amendment, dated June 30, 2021, to Amended and Restated Transfer Agent Servicing Agreement by and among Calamos Investment Trust, Calamos Advisors Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2017 (incorporated by reference to Exhibit (h)(27) to Post-Effective Amendment No. 139 to Registrant’s Registration Statement on Form N-1A, filed on September 30, 2021).

(13)(pp)	Amendment, dated December 14, 2021, to Amended and Restated Transfer Agent Servicing Agreement by and among Calamos Investment Trust, Calamos Advisors Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2017 (incorporated by reference to Exhibit (h)(29) to Post-Effective Amendment No. 140 to Registrant’s Registration Statement on Form N-1A, filed on December 14, 2021).

(13)(qq)	Form of Amendment, dated March 23, 2022, to Amended and Restated Transfer Agent Servicing Agreement by and among Calamos Investment Trust, Calamos Advisors Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2017 (incorporated by reference to Exhibit (h)(31) to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, file on March 30, 2022).

(13)(rr)	Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

14

(13)(ss)	Amendment, dated March 30, 2006, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(15) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(13)(tt)	Amendment, dated as of March 1, 2007, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated as of September 21, 2000 (incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(13)(uu)	Amendment, dated May 8, 2007, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(13)(vv)	Amendment, dated June 15, 2007, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(13)(ww)	Amendment, dated March 7, 2008, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(28) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(13)(xx)	Amendment, dated September 16, 2009, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(30) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(13)(yy)	Amendment, dated December 16, 2009, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(34) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(13)(zz)	Amendment, dated March 15, 2013, to Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(41) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(13)(aaa)	Amendment, dated June 21, 2013, to Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(42) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(13)(bbb)	Amendment, dated December 19, 2013, to Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(46) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(13)(ccc)	Amendment, dated December 18, 2014, to Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(41) to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, filed on December 30, 2014).

(13)(ddd)	Amendment, dated March 21, 2016, to Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(43) to Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A, filed on April 1, 2016).

15

(13)(eee)	Amendment, dated July 9, 2019, to Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(40) to Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2019).

(13)(fff)	Amendment, dated November 10, 2022, to Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(45)(i) to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2023).

(13)(ggg)	Use of Name Agreement, dated August 23, 1990 (incorporated herein by reference to Exhibit 9.5 to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, filed on June 24, 1997).

(13)(hhh)	Administration Agreement, effective November 1, 2018, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(37) to Post-Effective Amendment No. 122 to Registrant’s Registration Statement on Form N-1A, filed on February 22, 2019).

(13)(iii)	Amendment, dated January 25, 2023, to Administration Agreement, effective November 1, 2018, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(47)(i) to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2023).

(13)(jjj)	Amendment, dated October 3, 2023, to Administration Agreement, effective November 1, 2018, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(55) to Post-Effective Amendment No. 150 to Registrant’s Registration Statement on Form N-1A, filed on February 23, 2024).

(13)(kkk)	Notification of Additional Fund, dated March 12, 2019, pursuant to Administration Agreement, effective November 1, 2018 (incorporated by reference to Exhibit (h)(43) to Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2019).

(13)(lll)	Notification of Additional Fund, dated July 9, 2019, pursuant to Administration Agreement, effective November 1, 2018 (incorporated by reference to Exhibit (h)(44) to Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2019).

(13)(mmm)	Notification of Additional Registrant, dated October 31, 2022, pursuant to Administration Agreement, effective November 1, 2018 (incorporated by reference to Exhibit (h)(49)(i) to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2023).

(13)(nnn)	Notification of Additional Registrant, dated December 21, 2022 and effective January 1, 2023, pursuant to Administration Agreement, effective November 1, 2018 (incorporated by reference to Exhibit (h)(49)(ii) to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2023).

(13)(ooo)	Notification of Additional Funds, dated January 4, 2024, pursuant to Administration Agreement, effective November 1, 2018 (incorporated by reference to Exhibit (h)(60) to Post-Effective Amendment No. 150 to Registrant’s Registration Statement on Form N-1A, filed on February 23, 2024).

(13)(ppp)	Notification of Additional Funds, dated April 24, 2024, pursuant to Administration Agreement, effective November 1, 2018 (incorporated by reference to Exhibit (h)(68) to Post-Effective Amendment No. 152 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2025).

(13)(qqq)	Notification of Additional Funds, dated May 29, 2024, pursuant to Administration Agreement, effective November 1, 2018 (incorporated by reference to Exhibit (h)(69) to Post-Effective Amendment No. 152 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2025).

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(13)(rrr)	Notification of Additional Funds, dated July 1, 2024, pursuant to Administration Agreement, effective November 1, 2018 (incorporated by reference to Exhibit (h)(70) to Post-Effective Amendment No. 152 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2025).

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(13)(sss)	Notification of Additional Funds, dated August 26, 2024, pursuant to Administration Agreement, effective November 1, 2018 (incorporated by reference to Exhibit (h)(71) to Post-Effective Amendment No. 152 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2025).

(13)(ttt)	Notification of Additional Funds, dated September 25, 2024, pursuant to Administration Agreement, effective November 1, 2018 (incorporated by reference to Exhibit (h)(72) to Post-Effective Amendment No. 152 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2025).

(13)(uuu)	Notification of Additional Funds, dated November 6, 2024, pursuant to Administration Agreement, effective November 1, 2018 (incorporated by reference to Exhibit (h)(73) to Post-Effective Amendment No. 152 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2025).

(13)(vvv)	Notification of Additional Funds, dated January 24, 2025, pursuant to Administration Agreement, effective November 1, 2018 (incorporated by reference to Exhibit (h)(74) to Post-Effective Amendment No. 152 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2025).

(13)(www)	Master Services Agreement, effective as of October 16, 2023, with Ernst & Young LLP (incorporated by reference to Exhibit (h)(61) to Post-Effective Amendment No. 150 to Registrant’s Registration Statement on Form N-1A, filed on February 23, 2024).

(13)(xxx)	Expense Limitation Agreement, dated June 29, 2022 (incorporated by reference to Exhibit (h)(51) to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2023).

(13)(yyy)	Expense Limitation Agreement, dated September 26, 2023, regarding Calamos Merger Arbitrage Fund (incorporated by reference to Exhibit (h)(63) to Post-Effective Amendment No. 150 to Registrant’s Registration Statement on Form N-1A, filed on February 23, 2024).

(13)(zzz)	Expense Limitation Agreement, dated June 27, 2024 (incorporated by reference to Exhibit (h)(78) to Post-Effective Amendment No. 152 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2025).

(13)(aaaa)	Fund of Funds Investment Agreement dated January 19, 2022 with SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust (incorporated by reference to Exhibit (h)(52) to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2023).

(13)(bbbb)	Fund of Funds Investment Agreement dated January 19, 2022 with SPDR S&P 500 ETF Trust and SPDR Dow Jones Industrial Average ETF Trust (incorporated by reference to Exhibit (h)(53) to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2023).

(13)(cccc)	Rule 12d1-4 Fund of Funds Investment Agreement dated January 19, 2022 with Vanguard Funds (incorporated by reference to Exhibit (h)(54) to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2023).

(13)(dddd)	BlackRock Rule 12d1-4 Fund of Funds Investment Agreement dated January 19, 2022 with BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc., and iShares U.S. ETF Trust (incorporated by reference to Exhibit (h)(55) to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2023 ).

(13)(eeee)	Fund of Funds Investment Agreement dated January 19, 2022 with The Select Sector SPDR Trust (incorporated by reference to Exhibit (h)(56) to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2023 ).

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(13)(ffff)	Fund of Funds Investment Agreement dated January 19, 2022 with John Hancock Variable Insurance Trust and John Hancock Funds II (incorporated by reference to Exhibit (h)(57) to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2023).

(13)(gggg)	Rule 12d1-4 Fund of Funds Investment Agreement dated January 19, 2022 with Invesco QQQ Trust, Series 1 (incorporated by reference to Exhibit (h)(58) to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2023).

(13)(hhhh)	Rule 12d1-4 Fund of Funds Investment Agreement dated January 19, 2022 with MidCap SPDR Trust, Series 1 (incorporated by reference to Exhibit (h)(59) to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2023).

(13)(iiii)	Rule 12d1-4 Fund of Funds Investment Agreement dated January 19, 2022 with Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, lnvesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (incorporated by reference to Exhibit (h)(60) to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2023).

(13)(jjjj)	Rule 12d1-4 Fund of Funds Investment Agreement dated December 13, 2023, with Advanced Series Trust (incorporated by reference to Exhibit (h)(73) to Post-Effective Amendment No. 150 to Registrant’s Registration Statement on Form N-1A, filed on February 23, 2024).

(14)	Consent of Independent Registered Public Accounting Firm for Calamos Investment Trust (filed herewith).

(15)	Not applicable.

(16)	Powers of Attorney (filed herewith).

(17)	Form of Proxy Card (filed herewith).

(18)	Not applicable.

ITEM 17.	UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that a final form of the Opinion and Consent of Ropes & Gray LLP regarding certain tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement will be filed in a post-effective amendment to this Registration Statement.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Naperville, and the State of Illinois on the 28th day of May, 2025.

CALAMOS INVESTMENT TRUST

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Trustee and President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ John P. Calamos, Sr.	Trustee and President (principal executive officer)	May 28, 2025
John P. Calamos, Sr.

/s/ John E. Neal*	Trustee	May 28, 2025
John E. Neal

/s/ William Rybak*	Trustee	May 28, 2025
William Rybak

/s/ Virginia G. Breen*	Trustee	May 28, 2025
Virginia G. Breen

/s/ Lloyd A. Wennlund*	Trustee	May 28, 2025
Lloyd A. Wennlund

/s/ Karen L. Stuckey*	Trustee	May 28, 2025
Karen L. Stuckey

/s/ Christopher M. Toub*	Trustee	May 28, 2025
Christopher M. Toub

/s/ Thomas E. Herman	Vice President and Chief Financial Officer	May 28, 2025
Thomas E. Herman

*	John P. Calamos, Sr. signs this document pursuant to powers of attorney filed herewith.

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Attorney-in-Fact
May 28, 2025

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CALAMOS INVESTMENT TRUST

EXHIBIT INDEX

(11)	Opinion and Consent of Ropes & Gray LLP regarding legality of issuance of shares and other matters.

(14)	Consent of Independent Registered Public Accounting Firm for Calamos Investment Trust.

(16)	Powers of Attorney.

(17)	Form of Proxy Card.

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